United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company

Investment Company Act file number: 811-04087
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Exeter Fund, Inc.
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(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, New York 14450
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(Address of principal executive offices) (zip code)

B. Reuben Auspitz 290 Woodcliff Drive, Fairport, New York 14450
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(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880
                                                                                           --------------------------

Date of fiscal year end: October 31, 2006
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Date of reporting period: July 31, 2006
                                           --------------------------------------------------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - July 31, 2006 (unaudited)

	Shares/
Tax Managed Series	Principal Amount	Value

COMMON STOCKS - 94.2%

Consumer Discretionary - 14.2%
Hotels, Restaurants & Leisure - 3.4%
Carnival Corp.	3,425	$133,438
International Game Technology	2,450	94,717
		228,155

Leisure Equipment & Products - 1.6%
Marvel Entertainment, Inc.*	6,050	106,964

Media - 5.9%
Cablevision Systems Corp. - Class A	4,000	89,000
Comcast Corp. - Class A*	3,575	122,908
Time Warner, Inc.	11,075	182,738
		394,646

Specialty Retail - 3.3%
Kingfisher plc (United Kingdom)	23,100	105,492
The Sherwin-Williams Co.	2,175	110,055
		215,547
Total Consumer Discretionary		945,312

Consumer Staples - 14.2%
Beverages - 3.2%
The Coca-Cola Co.	4,775	212,487

Food & Staples Retailing - 3.0%
Carrefour S.A. (France)	1,700	105,979
Wal-Mart Stores, Inc.	2,125	94,563
		200,542

Food Products - 6.1%
Nestle S.A. (Switzerland)	475	155,701
Unilever plc - ADR (United Kingdom)	10,530	251,562
		407,263

Personal Products - 1.9%
The Estee Lauder Companies, Inc. - Class A	3,400	126,888
Total Consumer Staples		947,180

Energy - 8.9%
Energy Equipment & Services - 7.3%
Baker Hughes, Inc.	725	57,964
Cameron International Corp.*	1,650	83,176
National-Oilwell Varco, Inc.*	1,504	100,828
Schlumberger Ltd.	2,350	157,098
Weatherford International Ltd.*	1,850	86,654
		485,720

Oil, Gas & Consumable Fuels - 1.6%
Hess Corp.	2,100	111,090
Total Energy		596,810

Financials - 10.4%
Capital Markets - 3.9%
The Bank of New York Co., Inc.	4,075	136,961
SEI Investments Co.	2,525	123,371
		260,332

Commercial Banks - 5.0%
PNC Financial Services Group, Inc.	1,550	109,802
U.S. Bancorp	4,100	131,200
Wachovia Corp.	1,725	92,512
		333,514

Diversified Financial Services - 1.5%
Bank of America Corp.	2,000	103,060
Total Financials		696,906

Health Care - 10.9%
Health Care Equipment & Supplies - 4.6%
Bausch & Lomb, Inc.	1,600	75,680
The Cooper Companies, Inc.	3,275	144,755
DENTSPLY International, Inc.	2,800	87,640
		308,075

Health Care Technology - 2.2%
Emdeon Corp.*	12,050	144,961

Life Sciences Tools & Services - 1.3%
PerkinElmer, Inc.	4,750	85,643

Pharmaceuticals - 2.8%
Novartis AG - ADR (Switzerland)	3,350	188,337
Total Health Care		727,016

Industrials - 9.1%
Aerospace & Defense - 1.3%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	2,600	89,778

Air Freight & Logistics - 1.4%
United Parcel Service, Inc. - Class B	1,325	91,306

Airlines - 2.0%
Southwest Airlines Co.	7,475	134,475

Commercial Services & Supplies - 1.4%
The Dun & Bradstreet Corp.*	1,400	93,408

Electrical Equipment - 0.4%
Gamesa Corporacion Tecnologica S.A. (Spain)	1,100	23,462

Industrial Conglomerates - 2.6%
3M Co.	1,995	140,448
Tyco International Ltd. (Bermuda)	1,325	34,569
		175,017
Total Industrials		607,446

Information Technology - 18.3%
Communications Equipment - 8.9%
Avaya, Inc.*	8,000	74,080
Cisco Systems, Inc.*	13,310	237,583
Juniper Networks, Inc.*	9,975	134,164
Research In Motion Ltd. (RIM)* (Canada)	2,235	146,683
		592,510

Computers and Peripherals - 2.9%
EMC Corp.*	19,200	194,880

IT Services - 3.6%
Automatic Data Processing, Inc.	3,325	145,502
First Data Corp.	2,275	92,934
		238,436

Software - 2.9%
Electronic Arts, Inc.*	1,160	54,648
Symantec Corp.*	8,225	142,868
		197,516
Total Information Technology		1,223,342

Materials - 3.4%
Chemicals - 3.4%
Lonza Group AG (Switzerland)	850	57,728
Minerals Technologies, Inc.	1,625	82,257
Nalco Holding Co.*	5,275	88,884
Total Materials		228,869

Telecommunication Services - 1.3%
Wireless Telecommunication Services - 1.3%
Vodafone Group plc - ADR (United Kingdom)	3,850	83,468

Utilities - 3.5%
Electric Utilities - 3.0%
Allegheny Energy, Inc.*	2,575	105,704
American Electric Power Co., Inc.	2,700	97,524
		203,228

Multi-Utilities - 0.5%
Xcel Energy, Inc.	1,500	30,060
Total Utilities		233,288

TOTAL COMMON STOCKS
(Identified Cost $5,494,342)		6,289,637

SHORT-TERM INVESTMENTS - 6.2%
Dreyfus Treasury Cash Management - Institutional Shares	313,072	313,072
U.S. Treasury Bill, 9/14/2006	$100,000	99,424

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $412,488)		412,496

TOTAL INVESTMENTS - 100.4%
(Identified Cost $5,906,830)		6,702,133

LIABILITIES, LESS OTHER ASSETS - (0.4%)		(23,449)

NET ASSETS - 100%		$6,678,684

*Non-income producing security
ADR - American Depository Receipt

Federal Tax Information:

On July 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$5,914,925

Unrealized appreciation	$963,869
Unrealized depreciation	(176,661)

Net unrealized appreciation	$787,208

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2006 (unaudited)

	Shares/
Equity Series	Principal Amount	Value

COMMON STOCKS - 90.8%

Consumer Discretionary - 15.0%
Hotels, Restaurants & Leisure - 4.9%
Carnival Corp.	5,075	$197,722
International Game Technology	2,450	94,717
		292,439

Media - 9.1%
Cablevision Systems Corp. - Class A	4,575	101,794
Comcast Corp. - Class A*	2,825	97,123
The E.W. Scripps Co. - Class A	3,450	147,418
Time Warner, Inc.	11,775	194,287
		540,622

Specialty Retail - 1.0%
Office Depot, Inc.*	1,675	60,384
Total Consumer Discretionary		893,445

Consumer Staples - 5.0%
Beverages - 3.2%
The Coca-Cola Co.	4,300	191,350

Food & Staples Retailing - 1.8%
Wal-Mart Stores, Inc.	2,425	107,912
Total Consumer Staples		299,262

Energy - 13.3%
Energy Equipment & Services - 11.0%
Baker Hughes, Inc.	1,550	123,922
Cameron International Corp.*	2,100	105,861
National-Oilwell Varco, Inc.*	2,275	152,516
Schlumberger Ltd.	2,425	162,111
Weatherford International Ltd.*	2,400	112,416
		656,826

Oil, Gas & Consumable Fuels - 2.3%
Hess Corp.	2,625	138,862
Total Energy		795,688

Financials - 11.1%
Capital Markets - 4.4%
The Bank of New York Co., Inc.	4,800	161,328
SEI Investments Co.	2,125	103,827
		265,155

Commercial Banks - 5.1%
PNC Financial Services Group, Inc.	1,550	109,802
U.S. Bancorp	3,225	103,200
Wachovia Corp.	1,725	92,512
		305,514

Diversified Financial Services - 1.6%
Bank of America Corp.	1,850	95,330
Total Financials		665,999

Health Care - 11.1%
Health Care Equipment & Supplies - 4.8%
Bausch & Lomb, Inc.	1,375	65,038
The Cooper Companies, Inc.	3,250	143,650
DENTSPLY International, Inc.	2,450	76,685
		285,373

Health Care Providers & Services - 1.1%
Patterson Companies, Inc.*	1,975	65,689

Health Care Technology - 2.4%
Emdeon Corp.*	11,975	144,059

Life Sciences Tools & Services - 2.8%
Affymetrix, Inc.*	4,000	86,280
PerkinElmer, Inc.	4,450	80,234
		166,514
Total Health Care		661,635

Industrials - 8.3%
Air Freight & Logistics - 2.0%
United Parcel Service, Inc. - Class B	1,725	118,870

Airlines - 2.5%
JetBlue Airways Corp.*	4,450	47,571
Southwest Airlines Co.	5,800	104,342
		151,913

Commercial Services & Supplies - 1.4%
The Dun & Bradstreet Corp.*	1,250	83,400

Industrial Conglomerates - 2.4%
3M Co.	2,000	140,800
Total Industrials		494,983

Information Technology - 20.6%
Communications Equipment - 6.2%
Cisco Systems, Inc.*	12,975	231,604
Juniper Networks, Inc.*	10,500	141,225
		372,829

Computers & Peripherals - 3.3%
EMC Corp.*	19,425	197,164

IT Services - 4.7%
Automatic Data Processing, Inc.	3,275	143,314
First Data Corp.	3,300	134,805
		278,119
Software - 6.4%
Electronic Arts, Inc.*	2,140	100,815
NAVTEQ Corp.*	1,325	37,339
Salesforce.com, Inc.*	3,075	79,028
Symantec Corp.*	9,650	167,621
		384,803
Total Information Technology		1,232,915

Materials - 1.4%
Chemicals - 1.4%
Minerals Technologies, Inc.	1,625	82,258

Utilities - 5.0%
Electric Utilities - 3.3%
Allegheny Energy, Inc.*	2,500	102,625
American Electric Power Co., Inc.	2,700	97,524
		200,149

Multi-Utilities - 1.7%
Xcel Energy, Inc.	4,925	98,697
Total Utilities		298,846

TOTAL COMMON STOCKS
(Identified Cost $5,170,016)		5,425,031

SHORT-TERM INVESTMENTS - 8.3%
Dreyfus Treasury Cash Management - Institutional Shares	71,831	71,831
U.S. Treasury Bill, 8/3/2006	$350,000	349,910
U.S. Treasury Bill, 9/14/2006	75,000	74,562

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $496,303)		496,303

TOTAL INVESTMENTS - 99.1%
(Identified Cost $5,666,319)		5,921,334

OTHER ASSETS, LESS LIABILITIES - 0.9%		54,458

NET ASSETS - 100%		$5,975,792

*Non-income producing security

Federal Tax Information:

On July 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$5,664,861

Unrealized appreciation	$517,296
Unrealized depreciation	(260,823)

Net unrealized appreciation	$256,473

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2006 (unaudited)

	Shares/
Overseas Series	Principal Amount	Value

COMMON STOCKS - 90.2%

Consumer Discretionary - 15.3%
Auto Components - 2.1%
Autoliv, Inc. (Sweden)	19,600	$1,100,932

Hotels, Restaurants & Leisure - 3.5%
Club Mediterranee S.A.* (France)	39,200	1,852,457

Media - 5.6%
GCap Media plc (United Kingdom)	194,000	683,941
Pearson plc (United Kingdom)	81,500	1,106,679
Reuters Group plc (United Kingdom)	159,500	1,170,801
		2,961,421

Specialty Retail - 4.1%
Douglas Holding AG (Germany)	11,800	532,007
Kingfisher plc (United Kingdom)	366,000	1,671,436
		2,203,443
Total Consumer Discretionary		8,118,253

Consumer Staples - 18.0%
Beverages - 1.0%
Heineken N.V. (Netherlands)	12,040	566,047

Food & Staples Retailing - 3.1%
Carrefour S.A. (France)	26,300	1,639,551

Food Products - 9.1%
Cadbury Schweppes plc (United Kingdom)	110,000	1,075,571
Groupe Danone (France)	4,200	555,201
Nestle S.A. (Switzerland)	3,250	1,065,325
Unilever plc - ADR (United Kingdom)	89,000	2,126,210
		4,822,307

Household Products - 2.3%
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)	64,500	1,212,742

Personal Products - 2.5%
Clarins S.A. (France)	18,800	1,344,641
Total Consumer Staples		9,585,288

Energy - 5.0%
Energy Equipment & Services - 5.0%
Abbot Group plc (United Kingdom)	306,000	1,561,749
Compagnie Generale de Geophysique S.A. (CGG)* (France)	6,300	1,088,676
Total Energy		2,650,425

Financials - 11.8%
Commercial Banks - 8.8%
ABN AMRO Holding N.V. (Netherlands)	59,500	1,646,783
Barclays plc (United Kingdom)	95,500	1,120,193
HSBC Holdings plc (United Kingdom)	29,600	536,835
Royal Bank of Scotland Group plc (United Kingdom)	41,800	1,360,048
		4,663,859

Insurance - 3.0%
Allianz AG (Germany)	7,000	1,099,226
Willis Group Holdings Ltd. (United Kingdom)	16,300	530,239
		1,629,465
Total Financials		6,293,324

Health Care - 4.7%
Pharmaceuticals - 4.7%
Novartis AG - ADR (Switzerland)	44,400	2,496,168

Industrials - 12.9%
Aerospace & Defense - 2.5%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	39,300	1,357,029

Air Freight & Logistics - 4.9%
Deutsche Post AG (Germany)	40,400	999,990
TNT N.V. (Netherlands)	45,000	1,608,128
		2,608,118

Electrical Equipment - 3.5%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	102,000	1,318,860
Gamesa Corporacion Tecnologica S.A. (Spain)	25,600	546,030
		1,864,890

Industrial Conglomerates - 1.0%
Tyco International Ltd. (Bermuda)	19,700	513,973

Machinery - 1.0%
Heidelberger Druckmaschinen AG (Germany)	12,400	511,229
Total Industrials		6,855,239

Information Technology - 14.4%
Communications Equipment - 6.9%
ECI Telecom Ltd.* (Israel)	72,000	482,400
Research In Motion Ltd. (RIM)* (Canada)	24,400	1,601,372
Spirent Communications plc* (United Kingdom)	810,000	506,827
Tandberg ASA (Norway)	118,000	1,102,983
		3,693,582

Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	62,000	537,540

Software - 6.5%
Amdocs Ltd.* (Guernsey)	44,500	1,614,460
Cognos, Inc.* (Canada)	40,000	1,250,000
Misys plc (United Kingdom)	125,000	569,094
		3,433,554
Total Information Technology		7,664,676

Materials - 6.8%
Chemicals - 4.6%
Lonza Group AG (Switzerland)	35,500	2,411,010

Paper & Forest Products - 2.2%
Sappi Ltd. - ADR (South Africa)	84,300	1,186,101
Total Materials		3,597,111

Telecommunication Services - 1.3%
Wireless Telecommunication Services - 1.3%
Vodafone Group plc - ADR (United Kingdom)	30,931	670,590

TOTAL COMMON STOCKS
(Identified Cost $46,766,551)		47,931,074

SHORT-TERM INVESTMENTS - 9.4%
Dreyfus Treasury Cash Management - Institutional Shares	2,004,437	2,004,437
U.S. Treasury Bill, 8/3/2006	$3,000,000	2,999,220

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $5,003,657)		5,003,657

TOTAL INVESTMENTS - 99.6%
(Identified Cost $51,770,208)		52,934,731

OTHER ASSETS, LESS LIABILITIES - 0.4%		235,829

NET ASSETS - 100%		$53,170,560

*Non-income producing security
ADR - American Depository Receipt

The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 27.6%; Switzerland - 13.7%; France - 12.2%.

Federal Tax Information:

On July 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$51,775,316

Unrealized appreciation	$2,415,630
Unrealized depreciation	(1,256,215)

Net unrealized appreciation	$1,159,415

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2006 (unaudited)

	Shares/
Pro-Blend® Conservative Term Series	Principal Amount	Value

COMMON STOCKS - 27.07%

Consumer Discretionary - 3.90%
Auto Components - 0.05%
Autoliv, Inc. (Sweden)	250	$14,043
Azure Dynamics Corp.* (Canada)	4,750	3,778
Superior Industries International, Inc.	300	5,463
Tenneco, Inc.*	350	8,131
		31,415

Automobiles - 0.01%
Bayerische Motoren Werke AG (BMW) (Germany)	75	3,874

Diversified Consumer Services - 0.02%
Corinthian Colleges, Inc.*	625	8,387
Universal Technical Institute, Inc.*	200	4,026
		12,413

Hotels, Restaurants & Leisure - 1.25%
Carnival Corp.	12,875	501,610
Club Mediterranee S.A.* (France)	375	17,721
International Game Technology	6,850	264,821
		784,152

Household Durables - 0.02%
Interface, Inc. - Class A*	1,225	15,031

Internet & Catalog Retail - 0.03%
Audible, Inc.*	2,100	15,687

Leisure Equipment & Products - 0.01%
Marvel Entertainment, Inc.*	500	8,840

Media - 2.38%
Acme Communications, Inc.*	550	2,805
Cablevision Systems Corp. - Class A	8,550	190,237
Comcast Corp. - Class A*	9,025	310,280
DreamWorks Animation SKG, Inc. - Class A*	200	4,188
The E.W. Scripps Co. - Class A	8,950	382,434
GCap Media plc (United Kingdom)	1,350	4,759
Impresa S.A. (SGPS)* (Portugal)	500	2,759
Pearson plc (United Kingdom)	1,175	15,955
Playboy Enterprises, Inc. - Class B*	500	4,880
Reed Elsevier plc - ADR (United Kingdom)	175	6,969
Reuters Group plc (United Kingdom)	1,900	13,947
Scholastic Corp.*	400	11,500
Time Warner, Inc.	32,300	532,950
Wolters Kluwer N.V. (Netherlands)	350	8,243
		1,491,906

Multiline Retail - 0.02%
PPR (France)	75	10,020

Specialty Retail - 0.10%
Build-A-Bear Workshop, Inc.*	500	10,540
Douglas Holding AG (Germany)	400	18,034
Kingfisher plc (United Kingdom)	4,900	22,377
KOMERI Co. Ltd. (Japan)	100	3,149
Pier 1 Imports, Inc.	1,050	7,140
		61,240

Textiles, Apparel & Luxury Goods - 0.01%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	50	5,023
Total Consumer Discretionary		2,439,601

Consumer Staples - 3.28%
Beverages - 0.86%
The Coca-Cola Co.	11,825	526,212
Diageo plc (United Kingdom)	125	2,197
Heineken N.V. (Netherlands)	150	7,052
Scottish & Newcastle plc (United Kingdom)	225	2,244
		537,705

Food & Staples Retailing - 0.91%
Carrefour S.A. (France)	5,300	330,404
Metro AG (Germany)	100	5,703
Pathmark Stores, Inc.*	1,075	9,213
Tesco plc (United Kingdom)	350	2,350
Wal-Mart Stores, Inc.	5,025	223,612
		571,282

Food Products - 1.45%
Cadbury Schweppes plc (United Kingdom)	1,625	15,889
Groupe Danone (France)	100	13,219
Nestle S.A. (Switzerland)	1,200	393,351
Suedzucker AG (Germany)	150	3,636
Unilever plc - ADR (United Kingdom)	20,185	482,220
		908,315

Household Products - 0.02%
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)	575	10,811
Reckitt Benckiser plc (United Kingdom)	75	3,009
		13,820

Personal Products - 0.04%
Clarins S.A. (France)	342	24,461
Total Consumer Staples		2,055,583

Energy - 2.51%
Energy Equipment & Services - 2.00%
Abbot Group plc (United Kingdom)	2,275	11,611
APL ASA (Norway)	700	5,052
Baker Hughes, Inc.	1,500	119,925
Cameron International Corp.*	4,250	214,242
Compagnie Generale de Geophysique S.A. (CGG)* (France)	125	21,601
Hydril Co.*	75	5,195
National-Oilwell Varco, Inc.*	3,716	249,121
Pride International, Inc.*	600	17,922
Schlumberger Ltd.	5,700	381,045
Weatherford International Ltd.*	4,800	224,832
		1,250,546

Oil, Gas & Consumable Fuels - 0.51%
BP plc (United Kingdom)	175	2,108
Eni S.p.A. (Italy)	575	17,633
Forest Oil Corp.*	175	5,864
Hess Corp.	5,325	281,692
Mariner Energy, Inc.*	141	2,539
Royal Dutch Shell plc - Class B (United Kingdom)	71	2,614
Total S.A. (France)	100	6,801
		319,251
Total Energy		1,569,797

Financials - 3.11%
Capital Markets - 0.88%
The Bank of New York Co., Inc.	6,325	212,583
The Charles Schwab Corp.	300	4,764
Deutsche Bank AG (Germany)	150	17,361
Franklin Resources, Inc.	50	4,572
Janus Capital Group, Inc.	325	5,262
Mellon Financial Corp.[1]	250	8,750
Merrill Lynch & Co., Inc.	100	7,282
Morgan Stanley	125	8,313
SEI Investments Co.	5,700	278,502
T. Rowe Price Group, Inc.	100	4,131
		551,520

Commercial Banks - 1.55%
Aareal Bank AG* (Germany)	375	14,522
ABN AMRO Holding N.V. (Netherlands)	900	24,909
Barclays plc (United Kingdom)	1,625	19,061
BNP Paribas (France)	50	4,866
Commerzbank AG (Germany)	300	10,552
Credit Agricole S.A. (France)	200	8,039
Fifth Third Bancorp	50	1,907
The Hachijuni Bank Ltd. (Japan)	1,000	7,302
HSBC Holdings plc (United Kingdom)	350	6,348
HSBC Holdings plc - ADR (United Kingdom)	50	4,548
Huntington Bancshares, Inc.	100	2,435
KeyCorp	100	3,690
M&T Bank Corp.	25	3,048
Marshall & Ilsley Corp.	100	4,697
National City Corp.	250	9,000
PNC Financial Services Group, Inc.	3,500	247,940
Royal Bank of Scotland Group plc (United Kingdom)	675	21,962
Societe Generale (France)	25	3,729
The Sumitomo Trust & Banking Co. Ltd. (Japan)	1,000	10,617
SunTrust Banks, Inc.	50	3,943
TCF Financial Corp.	150	4,037
U.S. Bancorp	8,800	281,600
UniCredito Italiano S.p.A. (Italy)	1,775	13,659
Wachovia Corp.	4,550	244,017
Wells Fargo & Co.	100	7,234
Zions Bancorporation	75	6,161
		969,823

Consumer Finance - 0.00%**
Capital One Financial Corp.	50	3,867

Diversified Financial Services - 0.49%
Bank of America Corp.	5,050	260,226
Citigroup, Inc.	175	8,454
ING Groep N.V. (Netherlands)	225	9,133
JPMorgan Chase & Co.	400	18,248
Moody's Corp.	200	10,976
		307,037

Insurance - 0.16%
Allianz AG (Germany)	250	39,258
Ambac Financial Group, Inc.	100	8,311
American International Group, Inc.	150	9,101
Axa (France)	200	6,897
MBIA, Inc.	125	7,351
Muenchener Rueckver AG (Germany)	125	17,223
Principal Financial Group, Inc.	50	2,700
Torchmark Corp.	25	1,512
Willis Group Holdings Ltd. (United Kingdom)	275	8,946
		101,299

Real Estate Investment Trusts (REITS) - 0.01%
Friedman, Billings, Ramsey Group, Inc. - Class A	675	6,197

Thrifts & Mortgage Finance - 0.02%
BankAtlantic Bancorp, Inc. - Class A	450	6,246
Flagstar Bancorp, Inc.	200	2,912
New York Community Bancorp, Inc.	100	1,633
		10,791
Total Financials		1,950,534

Health Care - 4.04%
Biotechnology - 0.11%
Connetics Corp.	1,525	14,609
Millennium Pharmaceuticals, Inc.*	3,200	31,424
Senomyx, Inc.*	625	8,756
Solexa, Inc.*	1,300	11,518
		66,307

Health Care Equipment & Supplies - 1.39%
Align Technology, Inc.*	1,300	8,788
Bausch & Lomb, Inc.	4,225	199,842
Biomet, Inc.	300	9,882
The Cooper Companies, Inc.	4,825	213,265
Cyberonics, Inc.*	900	19,287
DENTSPLY International, Inc.	6,200	194,060
Edwards Lifesciences Corp.*	375	16,590
Foxhollow Technologies, Inc.*	1,475	38,335
IntraLase Corp.*	1,750	30,345
Inverness Medical Innovations, Inc.*	1,050	31,227
Kyphon, Inc.*	475	16,179
Mentor Corp.	300	13,338
OraSure Technologies, Inc.*	3,625	33,858
Wright Medical Group, Inc.*	2,075	45,712
		870,708

Health Care Providers & Services - 0.23%
AMN Healthcare Services, Inc.*	1,675	37,620
Cardinal Health, Inc.	125	8,375
Cross Country Healthcare, Inc.*	1,375	24,571
Healthways, Inc.*	150	8,058
McKesson Corp.	150	7,559
Patterson Companies, Inc.*	625	20,788
Tenet Healthcare Corp.*	3,600	21,312
Triad Hospitals, Inc.*	375	14,614
		142,897

Health Care Technology - 0.68%
AMICAS, Inc.*	9,000	26,460
Emdeon Corp.*	31,075	373,832
iSOFT Group plc (United Kingdom)	10,800	12,557
Merge Technologies, Inc.*	775	5,503
Omnicell, Inc.*	675	11,003
		429,355

Life Sciences Tools & Services - 0.73%
Affymetrix, Inc.*	9,700	209,229
Caliper Life Sciences, Inc.*	2,250	9,518
Charles River Laboratories International, Inc.*	475	16,863
PerkinElmer, Inc.	12,000	216,360
Xenogen Corp.*	1,550	4,247
		456,217

Pharmaceuticals - 0.90%
AstraZeneca plc (United Kingdom)	25	1,526
Novartis AG - ADR (Switzerland)	9,025	507,386
Sanofi-Aventis (France)	41	3,899
Sanofi-Aventis - ADR (France)	300	14,217
Shire plc (United Kingdom)	200	3,226
Valeant Pharmaceuticals International	2,000	34,560
		564,814
Total Health Care		2,530,298

Industrials - 2.87%
Aerospace & Defense - 0.39%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	7,000	241,710
Hexcel Corp.*	350	5,029
		246,739

Air Freight & Logistics - 0.39%
Deutsche Post AG (Germany)	400	9,901
TNT N.V. (Netherlands)	475	16,975
United Parcel Service, Inc. - Class B	3,170	218,445
		245,321

Airlines - 0.66%
AirTran Holdings, Inc.*	650	8,151
Deutsche Lufthansa AG (Germany)	450	8,397
JetBlue Airways Corp.*	10,475	111,978
Southwest Airlines Co.	15,700	282,443
		410,969

Commercial Services & Supplies - 0.39%
ChoicePoint, Inc.*	75	2,562
The Dun & Bradstreet Corp.*	3,575	238,524
Herman Miller, Inc.	100	2,841
		243,927

Construction & Engineering - 0.01%
Quanta Services, Inc.*	350	5,586

Electrical Equipment - 0.07%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	2,650	34,264
Gamesa Corporacion Tecnologica S.A. (Spain)	200	4,266
Plug Power, Inc.*	850	3,434
		41,964

Industrial Conglomerates - 0.93%
3M Co.	4,650	327,360
Siemens AG (Germany)	200	16,141
Tyco International Ltd. (Bermuda)	9,100	237,419
		580,920

Machinery - 0.03%
Heidelberger Druckmaschinen AG (Germany)	125	5,154
MAN AG (Germany)	200	14,483
		19,637
Total Industrials		1,795,063

Information Technology - 5.13%
Communications Equipment - 2.35%
Blue Coat Systems, Inc.*	1,500	21,570
Cisco Systems, Inc.*	33,250	593,512
ECI Telecom Ltd.* (Israel)	2,850	19,095
Ixia*	2,025	18,772
Juniper Networks, Inc.*	26,275	353,399
Packeteer, Inc.*	2,075	18,986
RADWARE Ltd.* (Israel)	1,650	19,817
Research In Motion Ltd. (RIM)* (Canada)	5,920	388,530
Spirent Communications plc* (United Kingdom)	26,075	16,315
Tandberg ASA (Norway)	2,650	24,770
		1,474,766

Computers & Peripherals - 0.87%
Avid Technology, Inc.*	600	21,144
EMC Corp.*	51,500	522,725
		543,869

Electronic Equipment & Instruments - 0.06%
DTS, Inc.*	825	15,361
LoJack Corp.*	1,300	20,553
		35,914

IT Services - 0.99%
Automatic Data Processing, Inc.	8,650	378,524
CheckFree Corp.*	100	4,450
First Data Corp.	5,350	218,547
Fiserv, Inc.*	200	8,732
MoneyGram International, Inc.	75	2,299
RightNow Technologies, Inc.*	825	10,007
		622,559

Semiconductors & Semiconductor Equipment - 0.09%
ATI Technologies, Inc.* (Canada)	300	6,039
Cabot Microelectronics Corp.*	400	11,912
Genesis Microchip, Inc.	1,700	22,950
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	1,593	13,811
		54,712

Software - 0.77%
Agile Software Corp.*	1,900	11,153
Amdocs Ltd.* (Guernsey)	1,275	46,257
Borland Software Corp.*	3,850	21,560
Cognos, Inc.* (Canada)	375	11,719
Kronos, Inc.*	650	18,857
Misys plc (United Kingdom)	1,475	6,715
NAVTEQ Corp.*	400	11,272
Quality Systems, Inc.	775	25,668
Salesforce.com, Inc.*	650	16,705
SAP AG (Germany)	75	13,708
Symantec Corp.*	16,875	293,119
Take-Two Interactive Software, Inc.*	725	7,765
		484,498
Total Information Technology		3,216,318

Materials - 0.62%
Chemicals - 0.59%
Arkema* (France)	2	77
Bayer AG (Germany)	400	19,694
Degussa AG* (Germany)	75	4,339
Lonza Group AG (Switzerland)	2,225	151,113
Minerals Technologies, Inc.	3,850	194,887
		370,110

Paper & Forest Products - 0.03%
Sappi Ltd. - ADR (South Africa)	1,300	18,291
Total Materials		388,401

Telecommunication Services - 0.35%
Wireless Telecommunication Services - 0.35%
Vodafone Group plc - ADR (United Kingdom)	10,019	217,206

Utilities - 1.26%
Electric Utilities - 0.84%
Allegheny Energy, Inc.*	6,550	268,877
American Electric Power Co., Inc.	6,500	234,780
E.ON AG (Germany)	175	21,122
Westar Energy, Inc.	100	2,310
		527,089

Multi-Utilities - 0.42%
Aquila, Inc.*	2,700	11,988
Xcel Energy, Inc.	12,625	253,005
		264,993
Total Utilities		792,082

TOTAL COMMON STOCKS
(Identified Cost $15,762,717)		16,954,883

CORPORATE BONDS - 1.09%
Convertible Corporate Bonds - 0.10%
Consumer Discretionary - 0.04%
Hotels, Restaurants & Leisure - 0.04%
Carnival Corp., 2.00%, 4/15/2021	$25,000	27,437

Energy - 0.06%
Energy Equipment & Services - 0.06%
Cooper Cameron Corp. (now known as Cameron International Corp.), 1.50%, 5/15/2024	25,000	38,688

Total Convertible Bonds
(Identified Cost $64,962)		66,125

Non-Convertible Corporate Bonds - 0.99%
Consumer Discretionary - 0.32%
Automobiles - 0.14%
General Motors Acceptance Corp., 6.125%, 9/15/2006	55,000	54,949
General Motors Acceptance Corp., 6.125%, 1/22/2008	35,000	34,404
		89,353

Media - 0.14%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%, 4/15/2011	25,000	25,727
Comcast Cable Communications, Inc., 6.75%, 1/30/2011	25,000	25,960
The Walt Disney Co., 7.00%, 3/1/2032	30,000	32,893
		84,580

Multiline Retail - 0.04%
Target Corp., 5.875%, 3/1/2012	25,000	25,425
Total Consumer Discretionary		199,358

Energy - 0.04%
Oil, Gas & Consumable Fuels - 0.04%
Amerada Hess Corp. (now known as Hess Corp.), 6.65%, 8/15/2011	25,000	25,927

Financials - 0.34%
Capital Markets - 0.04%
Goldman Sachs Capital I, 6.345%, 2/15/2034	30,000	28,685

Commercial Banks - 0.15%
PNC Funding Corp., 7.50%, 11/1/2009	25,000	26,438
U.S. Bank National Association, 6.375%, 8/1/2011	30,000	31,159
Wachovia Corp., 5.25%, 8/1/2014	35,000	33,739
		91,336

Diversified Financial Services - 0.06%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	45,000	40,285

Insurance - 0.09%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	35,000	33,188
American International Group, Inc., 4.25%, 5/15/2013	25,000	23,005
		56,193
Total Financials		216,499

Industrials - 0.15%
Airlines - 0.06%
Southwest Airlines Co., 5.25%, 10/1/2014	35,000	33,152

Industrial Conglomerates - 0.05%
General Electric Capital Corp., 6.75%, 3/15/2032	30,000	32,632

Road & Rail - 0.04%
CSX Corp., 6.75%, 3/15/2011	25,000	26,112
Total Industrials		91,896

Information Technology - 0.06%
Communications Equipment - 0.06%
Corning, Inc., 5.90%, 3/15/2014	35,000	35,075

Materials - 0.04%
Metals & Mining - 0.04%
Alcoa, Inc., 7.375%, 8/1/2010	25,000	26,642

Telecommunication Services - 0.04%
Diversified Telecommunication Services - 0.04%
Verizon Wireless Capital LLC, 5.375%, 12/15/2006	25,000	24,995

Total Non-Convertible Corporate Bonds
(Identified Cost $639,250)		620,392

TOTAL CORPORATE BONDS
(Identified Cost $704,212)		686,517

U.S. TREASURY SECURITIES - 55.73%
U.S. Treasury Bonds - 6.72%
U.S. Treasury Bond, 6.875%, 8/15/2025	170,000	204,677
U.S. Treasury Bond, 5.50%, 8/15/2028	3,835,000	4,004,580

Total U.S. Treasury Bonds
(Identified Cost $4,368,201)		4,209,257

U.S. Treasury Notes - 49.01%
U.S. Treasury Note, 6.50%, 10/15/2006	15,000	15,037
U.S. Treasury Note, 3.50%, 11/15/2006	700,000	696,664
U.S. Treasury Note, 3.625%, 4/30/2007	2,000,000	1,977,734
U.S. Treasury Note, 4.375%, 5/15/2007	500,000	497,051
U.S. Treasury Note, 6.625%, 5/15/2007	35,000	35,391
U.S. Treasury Note, 3.25%, 8/15/2007	1,050,000	1,030,517
U.S. Treasury Note, 6.125%, 8/15/2007	15,000	15,151
U.S. Treasury Note, 3.00%, 2/15/2008	10,400,000	10,090,434
U.S. Treasury Note, 5.50%, 2/15/2008	90,000	90,664
U.S. Treasury Note, 5.625%, 5/15/2008	10,000	10,106
U.S. Treasury Note, 3.25%, 8/15/2008	300,000	290,156
Interest Stripped - Principal Payment, 2/15/2009	17,000	15,019
U.S. Treasury Note, 3.50%, 11/15/2009	2,000,000	1,914,610
U.S. Treasury Note, 3.875%, 5/15/2010	1,000,000	964,570
U.S. Treasury Note, 5.00%, 2/15/2011	1,000,000	1,004,805
U.S. Treasury Note, 4.875%, 4/30/2011	5,000,000	4,990,235
U.S. Treasury Note, 4.00%, 11/15/2012	4,000,000	3,802,188
U.S. Treasury Note, 3.625%, 5/15/2013	3,525,000	3,261,312

Total U.S. Treasury Notes
(Identified Cost $30,957,189)		30,701,644

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $35,325,390)		34,910,901

U.S. GOVERNMENT AGENCIES - 10.32%
Mortgage-Backed Securities - 10.30%
Fannie Mae, Pool #805347, 5.50%, 1/1/2020	31,430	31,106
Fannie Mae, Pool #851149, 5.00%, 4/1/2021	487,643	473,644
Fannie Mae, Pool #747607, 6.50%, 11/1/2033	38,746	39,309
Fannie Mae, TBA[2], 4.50%, 8/15/2021	113,000	107,915
Fannie Mae, TBA[2], 5.00%, 9/15/2021	89,000	86,386
Fannie Mae, TBA[2], 5.50%, 8/15/2036	316,000	306,816
Fannie Mae, TBA[2], 6.00%, 8/15/2036	112,000	111,265
Fannie Mae, TBA[2], 5.00%, 9/15/2036	201,000	190,071
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	24,962	24,722
Federal Home Loan Mortgage Corp., Pool #G11912, 5.50%, 3/1/2021	480,845	475,621
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	17,969	18,242
Federal Home Loan Mortgage Corp., TBA[2], 4.50%, 8/15/2021	121,000	115,215
Federal Home Loan Mortgage Corp., TBA[2], 5.00%, 10/15/2021	76,000	73,673
Federal Home Loan Mortgage Corp., TBA[2], 5.00%, 8/15/2036	145,000	137,070
Federal Home Loan Mortgage Corp., TBA[2], 5.50%, 8/15/2036	185,000	179,681
Federal Home Loan Mortgage Corp., TBA[2], 6.00%, 8/15/2036	64,000	63,620
GNMA, Pool #365225, 9.00%, 11/15/2024	2,166	2,343
GNMA, Pool #398655, 6.50%, 5/15/2026	2,464	2,516
GNMA, Pool #452826, 9.00%, 1/15/2028	3,918	4,251
GNMA, Pool #460820, 6.00%, 6/15/2028	16,226	16,281
GNMA, Pool #458983, 6.00%, 1/15/2029	41,602	41,722
GNMA, Pool #530481, 8.00%, 8/15/2030	17,679	18,750
GNMA, Pool #577796, 6.00%, 1/15/2032	66,219	66,355
GNMA, Pool #631703, 6.50%, 9/15/2034	12,029	12,254
GNMA, Pool #003808M, 6.00%, 1/20/2036	781,531	780,550
GNMA, Pool #651235X, 6.50%, 2/15/2036	1,339,039	1,363,859
GNMA, Pool #003830M, 5.50%, 3/20/2036	1,579,156	1,540,830
GNMA, TBA[2], 5.50%, 8/15/2036	80,000	78,300
GNMA, TBA[2], 6.00%, 8/15/2036	47,000	47,000
GNMA, TBA[2], 5.00%, 9/15/2036	41,000	39,129

Total Mortgage-Backed Securities
(Identified Cost $6,535,251)		6,448,496

Other Agencies - 0.02%
Fannie Mae, 5.25%, 1/15/2009
(Identified Cost $15,596)	15,000	15,006

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $6,550,847)		6,463,502

SHORT-TERM INVESTMENTS - 7.91%
Dreyfus Treasury Cash Management - Institutional Shares	2,471,052	2,471,052
Fannie Mae Discount Note, 9/20/2006	$1,500,000	1,489,473
U.S. Treasury Bill, 9/14/2006	1,000,000	994,238

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,954,355)		4,954,763

TOTAL INVESTMENTS - 102.12%
(Identified Cost $63,297,521)		63,970,566

LIABILITIES, LESS OTHER ASSETS - (2.12%)		(1,329,572)

NET ASSETS - 100%		$62,640,994

*Non-income producing security
**Less than 0.01%
ADR - American Depository Receipt
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.
2Securities purchased on a forward commitment or when-issued basis. TBA - to be announced.

Federal Tax Information:

On July 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$63,298,960

Unrealized appreciation	$2,092,159
Unrealized depreciation	(1,420,553)

Net unrealized appreciation	$671,606

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2006 (unaudited)

	Shares/
Pro-Blend® Moderate Term Series	Principal Amount	Value

COMMON STOCKS - 57.58%

Consumer Discretionary - 7.91%
Auto Components - 0.09%
Autoliv, Inc. (Sweden)	1,925	$108,127
Azure Dynamics Corp.* (Canada)	31,950	25,415
Superior Industries International, Inc.	2,325	42,338
Tenneco, Inc.*	2,500	58,075
		233,955

Automobiles - 0.03%
Bayerische Motoren Werke AG (BMW) (Germany)	1,350	69,728

Diversified Consumer Services - 0.04%
Corinthian Colleges, Inc.*	5,300	71,126
Universal Technical Institute, Inc.*	1,625	32,711
		103,837

Hotels, Restaurants & Leisure - 2.41%
Carnival Corp.	101,525	3,955,414
Club Mediterranee S.A.* (France)	3,800	179,575
International Game Technology	57,825	2,235,514
		6,370,503

Household Durables - 0.05%
Interface, Inc. - Class A*	10,325	126,688

Internet & Catalog Retail - 0.05%
Audible, Inc.*	17,975	134,273

Leisure Equipment & Products - 0.03%
K2, Inc.*	525	5,523
Marvel Entertainment, Inc.*	3,600	63,648
		69,171

Media - 4.22%
Acme Communications, Inc.*	6,500	33,150
Cablevision Systems Corp. - Class A	69,325	1,542,481
Comcast Corp. - Class A*	66,050	2,270,799
DreamWorks Animation SKG, Inc. - Class A*	1,500	31,410
The E.W. Scripps Co. - Class A	63,650	2,719,764
GCap Media plc (United Kingdom)	24,900	87,784
Impresa S.A. (SGPS)* (Portugal)	6,100	33,657
Pearson plc (United Kingdom)	7,175	97,429
Playboy Enterprises, Inc. - Class B*	4,025	39,284
Reed Elsevier plc - ADR (United Kingdom)	1,650	65,703
Reuters Group plc (United Kingdom)	13,450	98,729
Scholastic Corp.*	3,000	86,250
Time Warner, Inc.	241,575	3,985,988
Wolters Kluwer N.V. (Netherlands)	2,925	68,889
		11,161,317

Multiline Retail - 0.02%
PPR (France)	475	63,458

Specialty Retail - 0.94%
Build-A-Bear Workshop, Inc.*	4,150	87,482
Douglas Holding AG (Germany)	3,375	152,163
Kingfisher plc (United Kingdom)	465,700	2,126,742
KOMERI Co. Ltd. (Japan)	2,300	72,433
Pier 1 Imports, Inc.	8,500	57,800
		2,496,620

Textiles, Apparel & Luxury Goods - 0.03%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	700	70,316
Total Consumer Discretionary		20,899,866

Consumer Staples - 7.42%
Beverages - 1.62%
The Coca-Cola Co.	91,400	4,067,300
Diageo plc (United Kingdom)	1,175	20,652
Heineken N.V. (Netherlands)	1,150	54,066
Kirin Brewery Co. Ltd. (Japan)	5,000	74,152
Scottish & Newcastle plc (United Kingdom)	4,650	46,379
		4,262,549

Food & Staples Retailing - 1.88%
Carrefour S.A. (France)	48,975	3,053,119
Metro AG (Germany)	1,150	65,581
Pathmark Stores, Inc.*	8,575	73,488
Tesco plc (United Kingdom)	7,700	51,703
Wal-Mart Stores, Inc.	38,750	1,724,375
		4,968,266

Food Products - 3.75%
Cadbury Schweppes plc (United Kingdom)	15,525	151,802
Groupe Danone (France)	1,075	142,105
Nestle S.A. (Switzerland)	9,725	3,187,779
Suedzucker AG (Germany)	2,500	60,603
Unilever plc - ADR (United Kingdom)	266,501	6,366,709
		9,908,998

Household Products - 0.08%
Kao Corp. (Japan)	1,000	25,997
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)	6,775	127,385
Reckitt Benckiser plc (United Kingdom)	1,350	54,162
		207,544

Personal Products - 0.09%
Clarins S.A. (France)	3,458	247,328
Total Consumer Staples		19,594,685

Energy - 5.72%
Energy Equipment & Services - 4.76%
Abbot Group plc (United Kingdom)	31,025	158,344
APL ASA (Norway)	5,600	40,419
Baker Hughes, Inc.	24,925	1,992,754
Cameron International Corp.*	48,000	2,419,680
Compagnie Generale de Geophysique S.A. (CGG)* (France)	1,400	241,928
Hydril Co.*	600	41,562
National-Oilwell Varco, Inc.*	33,514	2,246,779
Pride International, Inc.*	5,800	173,246
Schlumberger Ltd.	51,750	3,459,487
Weatherford International Ltd.*	38,775	1,816,221
		12,590,420

Oil, Gas & Consumable Fuels - 0.96%
BP plc (United Kingdom)	3,950	47,587
Eni S.p.A. (Italy)	4,025	123,429
Forest Oil Corp.*	1,250	41,888
Hess Corp.	40,875	2,162,287
Mariner Energy, Inc.*	1,011	18,208
Royal Dutch Shell plc - Class B (United Kingdom)	1,457	53,638
Total S.A. (France)	1,200	81,613
		2,528,650
Total Energy		15,119,070

Financials - 6.36%
Capital Markets - 1.88%
The Bank of New York Co., Inc.	72,625	2,440,926
The Charles Schwab Corp.	2,450	38,906
Daiwa Securities Group, Inc. (Japan)	3,000	33,525
Deutsche Bank AG (Germany)	1,050	121,527
Franklin Resources, Inc.	775	70,874
Janus Capital Group, Inc.	4,875	78,926
Mellon Financial Corp.[1]	1,650	57,750
Merrill Lynch & Co., Inc.	1,425	103,769
Morgan Stanley	950	63,175
SEI Investments Co.	38,425	1,877,446
T. Rowe Price Group, Inc.	1,750	72,292
		4,959,116

Commercial Banks - 3.12%
Aareal Bank AG* (Germany)	3,050	118,111
ABN AMRO Holding N.V. (Netherlands)	8,450	233,871
Barclays plc (United Kingdom)	14,225	166,856
BNP Paribas (France)	700	68,126
The Chugoku Bank Ltd. (Japan)	4,000	53,564
Commerzbank AG (Germany)	2,375	83,539
Credit Agricole S.A. (France)	1,475	59,286
Fifth Third Bancorp	400	15,256
The Hachijuni Bank Ltd. (Japan)	7,000	51,112
HSBC Holdings plc (United Kingdom)	2,875	52,142
HSBC Holdings plc - ADR (United Kingdom)	425	38,658
Huntington Bancshares, Inc.	650	15,828
KeyCorp	2,025	74,722
M&T Bank Corp.	250	30,480
Marshall & Ilsley Corp.	900	42,273
Mitsubishi UFJ Financial Group, Inc. (Japan)	4	56,530
National City Corp.	2,100	75,600
PNC Financial Services Group, Inc.	29,100	2,061,444
Royal Bank of Scotland Group plc (United Kingdom)	6,650	216,371
Societe Generale (France)	400	59,671
The Sumitomo Trust & Banking Co. Ltd. (Japan)	7,000	74,317
SunTrust Banks, Inc.	400	31,548
TCF Financial Corp.	2,850	76,694
U.S. Bancorp	71,950	2,302,400
UniCredito Italiano S.p.A. (Italy)	17,000	130,818
Wachovia Corp.	36,500	1,957,495
Wells Fargo & Co.	600	43,404
Zions Bancorporation	550	45,177
		8,235,293

Consumer Finance - 0.02%
Capital One Financial Corp.	875	67,681

Diversified Financial Services - 0.93%
Bank of America Corp.	39,900	2,056,047
Citigroup, Inc.	2,375	114,736
ING Groep N.V. (Netherlands)	1,875	76,105
JPMorgan Chase & Co.	2,850	130,017
Moody's Corp.	1,550	85,064
		2,461,969

Insurance - 0.36%
Allianz AG (Germany)	2,100	329,768
Ambac Financial Group, Inc.	775	64,410
American International Group, Inc.	1,750	106,173
Axa (France)	1,850	63,796
MBIA, Inc.	1,250	73,512
Muenchener Rueckver AG (Germany)	1,125	155,008
Principal Financial Group, Inc.	325	17,550
Torchmark Corp.	250	15,118
Willis Group Holdings Ltd. (United Kingdom)	3,625	117,921
		943,256

Real Estate Investment Trusts (REITS) - 0.02%
Friedman, Billings, Ramsey Group, Inc. - Class A	5,850	53,703

Thrifts & Mortgage Finance - 0.03%
BankAtlantic Bancorp, Inc. - Class A	3,525	48,927
Flagstar Bancorp, Inc.	1,850	26,936
New York Community Bancorp, Inc.	725	11,839
		87,702
Total Financials		16,808,720

Health Care - 9.17%
Biotechnology - 0.22%
Connetics Corp.	12,100	115,918
Millennium Pharmaceuticals, Inc.*	28,325	278,152
Senomyx, Inc.*	4,650	65,147
Solexa, Inc.*	14,675	130,020
		589,237

Health Care Equipment & Supplies - 3.31%
Align Technology, Inc.*	14,825	100,217
Bausch & Lomb, Inc.	33,600	1,589,280
Biomet, Inc.	3,375	111,173
The Cooper Companies, Inc.	66,825	2,953,665
Cyberonics, Inc.*	7,300	156,439
DENTSPLY International, Inc.	57,850	1,810,705
Edwards Lifesciences Corp.*	3,925	173,642
Foxhollow Technologies, Inc.*	11,925	309,931
IntraLase Corp.*	15,000	260,100
Inverness Medical Innovations, Inc.*	10,200	303,348
Kyphon, Inc.*	3,875	131,983
Mentor Corp.	2,825	125,600
OraSure Technologies, Inc.*	29,150	272,261
Wright Medical Group, Inc.*	19,400	427,382
		8,725,726

Health Care Providers & Services - 0.48%
AMN Healthcare Services, Inc.*	15,450	347,007
Cardinal Health, Inc.	875	58,625
Cross Country Healthcare, Inc.*	12,300	219,801
Healthways, Inc.*	1,250	67,150
McKesson Corp.	1,050	52,909
Patterson Companies, Inc.*	6,575	218,685
Tenet Healthcare Corp.*	28,825	170,644
Triad Hospitals, Inc.*	3,325	129,575
		1,264,396

Health Care Technology - 1.35%
AMICAS, Inc.*	73,350	215,649
Emdeon Corp.*	243,100	2,924,493
iSOFT Group plc (United Kingdom)	86,000	99,993
Merge Technologies, Inc.*	5,450	38,695
Omnicell, Inc.*	5,075	82,723
WebMD Health Corp. - Class A*	4,575	194,483
		3,556,036

Life Sciences Tools & Services - 1.46%
Affymetrix, Inc.*	77,600	1,673,832
Caliper Life Sciences, Inc.*	26,550	112,307
Charles River Laboratories International, Inc.*	4,525	160,638
PerkinElmer, Inc.	95,975	1,730,429
Xenogen Corp.*	68,100	186,594
		3,863,800

Pharmaceuticals - 2.35%
AstraZeneca plc (United Kingdom)	350	21,370
Novartis AG - ADR (Switzerland)	98,475	5,536,264
Sanofi-Aventis (France)	570	54,200
Sanofi-Aventis - ADR (France)	3,450	163,496
Shire plc (United Kingdom)	4,000	64,514
Takeda Pharmaceutical Co. Ltd. (Japan)	1,000	64,556
Valeant Pharmaceuticals International	17,800	307,584
		6,211,984
Total Health Care		24,211,179

Industrials - 5.75%
Aerospace & Defense - 0.79%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	59,650	2,059,714
Hexcel Corp.*	2,700	38,799
		2,098,513

Air Freight & Logistics - 0.87%
Deutsche Post AG (Germany)	4,100	101,484
TNT N.V. (Netherlands)	4,950	176,894
United Parcel Service, Inc. - Class B	29,400	2,025,954
		2,304,332

Airlines - 1.37%
AirTran Holdings, Inc.*	7,050	88,407
AMR Corp.*	850	18,700
Continental Airlines, Inc. - Class B*	725	19,097
Deutsche Lufthansa AG (Germany)	5,675	105,895
JetBlue Airways Corp.*	89,375	955,419
Southwest Airlines Co.	134,350	2,416,956
		3,604,474

Commercial Services & Supplies - 0.75%
ChoicePoint, Inc.*	1,700	58,072
The Dun & Bradstreet Corp.*	28,175	1,879,836
Herman Miller, Inc.	1,175	33,382
		1,971,290

Construction & Engineering - 0.04%
Hochtief AG (Germany)	1,200	62,149
Quanta Services, Inc.*	2,675	42,693
		104,842

Electrical Equipment - 0.10%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	9,375	121,219
Gamesa Corporacion Tecnologica S.A. (Spain)	5,625	119,977
Plug Power, Inc.*	6,350	25,654
		266,850

Industrial Conglomerates - 1.75%
3M Co.	36,375	2,560,800
Siemens AG (Germany)	1,400	112,989
Sonae S.A. (SGPS) (Portugal)	24,275	38,135
Tyco International Ltd. (Bermuda)	73,075	1,906,527
		4,618,451

Machinery - 0.08%
FANUC Ltd. (Japan)	600	50,039
Heidelberger Druckmaschinen AG (Germany)	950	39,167
MAN AG (Germany)	1,625	117,678
		206,884
Total Industrials		15,175,636

Information Technology - 11.04%
Communications Equipment - 4.96%
Blue Coat Systems, Inc.*	12,575	180,829
Cisco Systems, Inc.*	332,650	5,937,803
ECI Telecom Ltd.* (Israel)	22,275	149,243
Ixia*	16,175	149,942
Juniper Networks, Inc.*	204,575	2,751,534
Packeteer, Inc.*	15,275	139,766
RADWARE Ltd.* (Israel)	13,525	162,435
Research In Motion Ltd. (RIM)* (Canada)	48,650	3,192,899
Spirent Communications plc* (United Kingdom)	248,400	155,427
Tandberg ASA (Norway)	29,225	273,175
		13,093,053

Computers & Peripherals - 1.58%
Avid Technology, Inc.*	4,800	169,152
EMC Corp.*	395,425	4,013,564
		4,182,716

Electronic Equipment & Instruments - 0.12%
DTS, Inc.*	6,400	119,168
KEYENCE Corp. (Japan)	110	25,113
LoJack Corp.*	10,375	164,029
		308,310

IT Services - 1.97%
Automatic Data Processing, Inc.	67,300	2,945,048
CheckFree Corp.*	850	37,825
First Data Corp.	49,400	2,017,990
Fiserv, Inc.*	1,375	60,032
MoneyGram International, Inc.	1,650	50,573
RightNow Technologies, Inc.*	8,225	99,769
		5,211,237

Semiconductors & Semiconductor Equipment - 0.20%
ATI Technologies, Inc.* (Canada)	4,100	82,533
Cabot Microelectronics Corp.*	3,250	96,785
Genesis Microchip, Inc.	13,525	182,587
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	17,626	152,817
		514,722

Software - 2.21%
Agile Software Corp.*	19,075	111,970
Amdocs Ltd.* (Guernsey)	11,175	405,429
Borland Software Corp.*	37,375	209,300
Cognos, Inc.* (Canada)	2,975	92,969
Electronic Arts, Inc.*	42,980	2,024,788
Kronos, Inc.*	5,175	150,127
Misys plc (United Kingdom)	16,850	76,714
NAVTEQ Corp.*	3,000	84,540
Quality Systems, Inc.	6,000	198,720
Salesforce.com, Inc.*	6,400	164,480
SAP AG (Germany)	500	91,384
Symantec Corp.*	124,675	2,165,605
Take-Two Interactive Software, Inc.*	5,800	62,118
		5,838,144
Total Information Technology		29,148,182

Materials - 1.13%
Chemicals - 1.06%
Arkema* (France)	30	1,163
Bayer AG (Germany)	3,725	183,405
Degussa AG* (Germany)	1,325	76,661
Lonza Group AG (Switzerland)	17,300	1,174,943
Minerals Technologies, Inc.	27,025	1,368,005
		2,804,177

Paper & Forest Products - 0.07%
Sappi Ltd. - ADR (South Africa)	13,175	185,372
Total Materials		2,989,549

Telecommunication Services - 0.64%
Wireless Telecommunication Services - 0.64%
Vodafone Group plc - ADR (United Kingdom)	78,181	1,694,969

Utilities - 2.44%
Electric Utilities - 1.64%
Allegheny Energy, Inc.*	51,575	2,117,154
American Electric Power Co., Inc.	56,325	2,034,459
E.ON AG (Germany)	1,300	156,905
Westar Energy, Inc.	1,025	23,677
		4,332,195

Multi-Utilities - 0.80%
Aquila, Inc.*	21,325	94,683
Suez S.A. (France)	1,475	61,151
Xcel Energy, Inc.	97,325	1,950,393
		2,106,227
Total Utilities		6,438,422

TOTAL COMMON STOCKS
(Identified Cost $144,742,115)		152,080,278

CORPORATE BONDS - 3.01%
Convertible Corporate Bonds - 0.36%
Consumer Discretionary - 0.07%
Hotels, Restaurants & Leisure - 0.07%
Carnival Corp., 2.00%, 4/15/2021	$175,000	192,063

Energy - 0.23%
Energy Equipment & Services - 0.23%
Cooper Cameron Corp. (now known as Cameron International Corp.), 1.50%, 5/15/2024	180,000	278,550
Pride International, Inc., 3.25%, 5/1/2033	95,000	122,075
Schlumberger Ltd., 1.50%, 6/1/2023	105,000	196,219
Total Energy		596,844

Health Care - 0.02%
Pharmaceuticals - 0.02%
Valeant Pharmaceuticals International, 4.00%, 11/15/2013	60,000	52,500

Utilities - 0.04%
Multi-Utilities - 0.04%
Xcel Energy, Inc., 7.50%, 11/21/2007	65,000	107,006

Total Convertible Corporate Bonds
(Identified Cost $923,535)		948,413

Non-Convertible Corporate Bonds - 2.65%
Consumer Discretionary - 0.73%
Automobiles - 0.30%
General Motors Acceptance Corp., 6.125%, 9/15/2006	525,000	524,510
General Motors Acceptance Corp., 6.125%, 1/22/2008	270,000	265,405
		789,915

Media - 0.30%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%, 4/15/2011	275,000	283,001
Comcast Cable Communications, Inc., 6.75%, 1/30/2011	235,000	244,026
The Walt Disney Co., 7.00%, 3/1/2032	235,000	257,660
		784,687

Multiline Retail - 0.07%
Target Corp., 5.875%, 3/1/2012	200,000	203,398

Specialty Retail - 0.06%
Lowe's Companies, Inc., 8.25%, 6/1/2010	145,000	158,893
Total Consumer Discretionary		1,936,893

Consumer Staples - 0.06%
Food & Staples Retailing - 0.06%
The Kroger Co., 7.25%, 6/1/2009	80,000	83,090
The Kroger Co., 6.80%, 4/1/2011	80,000	82,856
Total Consumer Staples		165,946

Energy - 0.06%
Oil, Gas & Consumable Fuels - 0.06%
Amerada Hess Corp. (now known as Hess Corp.), 6.65%, 8/15/2011	160,000	165,932

Financials - 0.82%
Capital Markets - 0.19%
Goldman Sachs Capital I, 6.345%, 2/15/2034	265,000	253,383
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	115,000	120,100
Merrill Lynch & Co., Inc., 6.05%, 5/16/2016	125,000	125,279
		498,762

Commercial Banks - 0.31%
PNC Funding Corp., 7.50%, 11/1/2009	155,000	163,917
U.S. Bank National Association, 6.375%, 8/1/2011	315,000	327,165
Wachovia Corp., 5.25%, 8/1/2014	335,000	322,930
		814,012

Diversified Financial Services - 0.16%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	350,000	313,329
Citigroup, Inc., 5.00%, 9/15/2014	130,000	123,273
		436,602

Insurance - 0.16%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	270,000	256,025
American International Group, Inc., 4.25%, 5/15/2013	180,000	165,632
		421,657
Total Financials		2,171,033

Health Care - 0.10%
Pharmaceuticals - 0.10%
Abbott Laboratories, 3.50%, 2/17/2009	135,000	129,074
Wyeth[2], 5.50%, 3/15/2013	125,000	123,073
Total Health Care		252,147

Industrials - 0.46%
Aerospace & Defense - 0.04%
Boeing Capital Corp., 6.50%, 2/15/2012	115,000	119,859

Air Freight & Logistics - 0.05%
FedEx Corp., 3.50%, 4/1/2009	135,000	128,352

Airlines - 0.10%
Southwest Airlines Co., 5.25%, 10/1/2014	275,000	260,484

Industrial Conglomerates - 0.12%
General Electric Capital Corp., 6.75%, 3/15/2032	290,000	315,439

Machinery - 0.05%
John Deere Capital Corp., 7.00%, 3/15/2012	115,000	122,161

Road & Rail - 0.10%
CSX Corp., 6.75%, 3/15/2011	165,000	172,340
Union Pacific Corp., 6.65%, 1/15/2011	80,000	83,245
		255,585
Total Industrials		1,201,880

Information Technology - 0.13%
Communications Equipment - 0.13%
Cisco Systems, Inc., 5.25%, 2/22/2011	75,000	74,162
Corning, Inc., 5.90%, 3/15/2014	280,000	280,598
Total Information Technology		354,760

Materials - 0.06%
Metals & Mining - 0.06%
Alcoa, Inc., 7.375%, 8/1/2010	155,000	165,181

Telecommunication Services - 0.07%
Diversified Telecommunication Services - 0.07%
Verizon Wireless Capital LLC, 5.375%, 12/15/2006	170,000	169,963

Utilities - 0.16%
Electric Utilities - 0.08%
Allegheny Energy Supply Co. LLC[3], 8.25%, 4/15/2012	80,000	85,200
American Electric Power Co., Inc., 5.375%, 3/15/2010	125,000	123,813
		209,013

Independent Power Producers & Energy Traders - 0.05%
TXU Energy Co., 7.00%, 3/15/2013	120,000	123,569

Multi-Utilities - 0.03%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	75,000	81,808
Total Utilities		414,390

Total Non-Convertible Corporate Bonds
(Identified Cost $7,220,822)		6,998,125

TOTAL CORPORATE BONDS
(Identified Cost $8,144,357)		7,946,538

U.S. TREASURY SECURITIES - 35.02%
U.S. Treasury Bonds - 9.35%
U.S. Treasury Bond, 7.50%, 11/15/2024	360,000	457,988
U.S. Treasury Bond, 6.00%, 2/15/2026	3,450,000	3,797,963
U.S. Treasury Bond, 5.50%, 8/15/2028	19,575,000	20,440,587

Total U.S. Treasury Bonds
(Identified Cost $24,711,493)		24,696,538

U.S. Treasury Notes - 25.67%
U.S. Treasury Note, 3.625%, 4/30/2007	17,200,000	17,008,512
U.S. Treasury Note, 3.00%, 2/15/2008	26,000,000	25,226,084
U.S. Treasury Note, 5.625%, 5/15/2008	5,000	5,053
U.S. Treasury Note, 3.25%, 8/15/2008	4,500,000	4,352,346
U.S. Treasury Note, 3.875%, 5/15/2010	3,600,000	3,472,452
U.S. Treasury Note, 4.50%, 11/15/2010	18,000,000	17,720,154

Total U.S. Treasury Notes
(Identified Cost $68,380,123)		67,784,601

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $93,091,616)		92,481,139

U.S. GOVERNMENT AGENCIES - 4.91%
Mortgage-Backed Securities - 4.88%
Fannie Mae, Pool #545883, 5.50%, 9/1/2017	167,864	166,539
Fannie Mae, Pool #786281, 6.50%, 7/1/2034	151,799	153,757
Fannie Mae, TBA[4], 4.50%, 8/15/2021	916,000	874,780
Fannie Mae, TBA[4], 5.00%, 9/15/2021	699,000	678,467
Fannie Mae, TBA[4], 5.50%, 8/15/2036	2,470,000	2,398,217
Fannie Mae, TBA[4], 6.00%, 8/15/2036	908,000	902,042
Fannie Mae, TBA[4], 5.00%, 9/15/2036	1,600,000	1,513,000
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	166,412	164,810
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	119,794	121,608
Federal Home Loan Mortgage Corp., TBA[4], 4.50%, 8/15/2021	988,000	940,762
Federal Home Loan Mortgage Corp., TBA[4], 5.00%, 10/15/2021	594,000	575,809
Federal Home Loan Mortgage Corp., TBA[4], 5.00%, 8/15/2036	1,129,000	1,067,257
Federal Home Loan Mortgage Corp., TBA[4], 5.50%, 8/15/2036	1,440,000	1,398,600
Federal Home Loan Mortgage Corp., TBA[4], 6.00%, 8/15/2036	518,000	514,924
GNMA, Pool #286310, 9.00%, 2/15/2020	2,061	2,219
GNMA, Pool #288873, 9.50%, 8/15/2020	270	296
GNMA, Pool #550290, 6.50%, 8/15/2031	86,354	88,060
GNMA, TBA[4], 5.50%, 8/15/2036	657,000	643,039
GNMA, TBA[4], 6.00%, 8/15/2036	388,000	388,000
GNMA, TBA[4], 5.00%, 9/15/2036	321,000	306,354

Total Mortgage-Backed Securities
(Identified Cost $12,828,878)		12,898,540

Other Agencies - 0.03%
Fannie Mae, 4.25%, 7/15/2007	5,000	4,947
Fannie Mae, 5.75%, 2/15/2008	55,000	55,349
Fannie Mae, 5.25%, 1/15/2009	5,000	5,002
Fannie Mae, 6.375%, 6/15/2009	10,000	10,305

Total Other Agencies
(Identified Cost $76,456)		75,603

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $12,905,334)		12,974,143

SHORT-TERM INVESTMENTS - 4.42%
Dreyfus Treasury Cash Management - Institutional Shares	5,713,410	5,713,410
Fannie Mae Discount Note, 9/20/2006	$6,000,000	5,957,892

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $11,669,994)		11,671,302

TOTAL INVESTMENTS - 104.94%
(Identified Cost $270,553,416)		277,153,400

LIABILITIES, LESS OTHER ASSETS - (4.94%)		(13,039,834)

NET ASSETS - 100%		$264,113,566

*Non-income producing security
ADR - American Depository Receipt
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.
2The coupon rate will increase with every ratings downgrade and decrease with every ratings upgrade. The coupon rate stated is the rate as of July 31, 2006.
3Restricted Securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $85,200, or 0.03%, of the Series' net assets as of July 31, 2006.
4Securities purchased on a forward commitment or when-issued basis. TBA - to be announced.

Federal Tax Information:

On July 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$270,553,334

Unrealized appreciation	$14,891,589
Unrealized depreciation	(8,291,523)

Net unrealized appreciation	$6,600,066

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2006 (unaudited)

	Shares/
Pro-Blend® Extended Term Series	Principal Amount	Value

COMMON STOCKS - 68.79%

Consumer Discretionary - 9.25%
Auto Components - 0.14%
Autoliv, Inc. (Sweden)	4,875	$273,829
Azure Dynamics Corp.* (Canada)	114,825	91,340
Superior Industries International, Inc.	5,050	91,960
Tenneco, Inc.*	6,150	142,865
		599,994

Automobiles - 0.03%
Bayerische Motoren Werke AG (BMW) (Germany)	2,550	131,708

Diversified Consumer Services - 0.06%
Corinthian Colleges, Inc.*	13,225	177,479
Universal Technical Institute, Inc.*	3,525	70,958
		248,437

Hotels, Restaurants & Leisure - 3.02%
Carnival Corp.	219,400	8,547,824
Club Mediterranee S.A.* (France)	5,750	271,725
International Game Technology	109,050	4,215,873
		13,035,422

Household Durables - 0.03%
Interface, Inc. - Class A*	12,400	152,148

Internet & Catalog Retail - 0.05%
Audible, Inc.*	31,725	236,986

Leisure Equipment & Products - 0.04%
K2, Inc.*	2,175	22,881
Marvel Entertainment, Inc.*	9,250	163,540
		186,421

Media - 5.54%
Acme Communications, Inc.*	20,450	104,295
Cablevision Systems Corp. - Class A	144,425	3,213,456
Comcast Corp. - Class A*	132,025	4,539,019
DreamWorks Animation SKG, Inc. - Class A*	3,825	80,096
The E.W. Scripps Co. - Class A	137,375	5,870,034
GCap Media plc (United Kingdom)	30,050	105,940
Impresa S.A. (SGPS)* (Portugal)	16,400	90,487
Pearson plc (United Kingdom)	19,550	265,467
Playboy Enterprises, Inc. - Class B*	8,600	83,936
Reed Elsevier plc - ADR (United Kingdom)	7,025	279,736
Reuters Group plc (United Kingdom)	34,675	254,530
Scholastic Corp.*	7,750	222,813
Time Warner, Inc.	523,050	8,630,325
Wolters Kluwer N.V. (Netherlands)	7,425	174,871
		23,915,005

Multiline Retail - 0.04%
PPR (France)	1,200	160,315

Specialty Retail - 0.26%
Build-A-Bear Workshop, Inc.*	8,900	187,612
Douglas Holding AG (Germany)	7,800	351,665
Kingfisher plc (United Kingdom)	77,200	352,554
KOMERI Co. Ltd. (Japan)	3,900	122,821
Pier 1 Imports, Inc.	18,250	124,100
		1,138,752

Textiles, Apparel & Luxury Goods - 0.04%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	1,575	158,212
Total Consumer Discretionary		39,963,400

Consumer Staples - 8.55%
Beverages - 2.08%
The Coca-Cola Co.	191,400	8,517,300
Diageo plc (United Kingdom)	5,050	88,759
Heineken N.V. (Netherlands)	2,275	106,957
Kirin Brewery Co. Ltd. (Japan)	12,000	177,964
Scottish & Newcastle plc (United Kingdom)	8,675	86,525
		8,977,505

Food & Staples Retailing - 2.51%
Carrefour S.A. (France)	101,300	6,315,077
Metro AG (Germany)	2,725	155,399
Pathmark Stores, Inc.*	18,625	159,616
Tesco plc (United Kingdom)	14,600	98,035
Wal-Mart Stores, Inc.	92,250	4,105,125
		10,833,252

Food Products - 3.79%
Cadbury Schweppes plc (United Kingdom)	25,300	247,381
Groupe Danone (France)	2,050	270,991
Nestle S.A. (Switzerland)	19,775	6,482,091
Suedzucker AG (Germany)	4,250	103,026
Unilever plc - ADR (United Kingdom)	388,843	9,289,459
		16,392,948

Household Products - 0.09%
Kao Corp. (Japan)	3,000	77,990
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)	10,650	200,243
Reckitt Benckiser plc (United Kingdom)	2,475	99,298
		377,531

Personal Products - 0.08%
Clarins S.A. (France)	4,710	336,875
Total Consumer Staples		36,918,111

Energy - 6.34%
Energy Equipment & Services - 5.14%
Abbot Group plc (United Kingdom)	58,300	297,549
APL ASA (Norway)	11,950	86,252
Baker Hughes, Inc.	31,100	2,486,445
Cameron International Corp.*	71,850	3,621,958
Compagnie Generale de Geophysique S.A. (CGG)* (France)	3,175	548,658
Hydril Co.*	1,325	91,783
National-Oilwell Varco, Inc.*	67,824	4,546,921
Pride International, Inc.*	12,075	360,680
Schlumberger Ltd.	93,600	6,257,160
Weatherford International Ltd.*	83,475	3,909,969
		22,207,375

Oil, Gas & Consumable Fuels - 1.20%
BP plc (United Kingdom)	7,600	91,559
Eni S.p.A. (Italy)	10,575	324,290
Forest Oil Corp.*	3,200	107,232
Hess Corp.	81,450	4,308,705
Mariner Energy, Inc.*	2,589	46,628
Royal Dutch Shell plc - Class B (United Kingdom)	2,679	98,625
Total S.A. (France)	2,700	183,630
		5,160,669
Total Energy		27,368,044

Financials - 7.92%
Capital Markets - 2.35%
The Bank of New York Co., Inc.	116,700	3,922,287
The Charles Schwab Corp.	6,300	100,044
Daiwa Securities Group, Inc. (Japan)	6,000	67,051
Deutsche Bank AG (Germany)	2,400	277,777
Franklin Resources, Inc.	875	80,019
Janus Capital Group, Inc.	6,925	112,116
Mellon Financial Corp.[1]	4,400	154,000
Merrill Lynch & Co., Inc.	1,875	136,537
Morgan Stanley	2,425	161,263
SEI Investments Co.	103,300	5,047,238
T. Rowe Price Group, Inc.	2,200	90,882
		10,149,214

Commercial Banks - 3.84%
Aareal Bank AG* (Germany)	6,525	252,680
ABN AMRO Holding N.V. (Netherlands)	16,750	463,590
Banca Monte dei Paschi di Siena S.p.A. (Italy)	10,950	65,836
Barclays plc (United Kingdom)	30,750	360,690
BNP Paribas (France)	1,550	150,851
The Chugoku Bank Ltd. (Japan)	10,000	133,909
Commerzbank AG (Germany)	4,775	167,957
Credit Agricole S.A. (France)	3,800	152,736
Fifth Third Bancorp	1,000	38,140
The Hachijuni Bank Ltd. (Japan)	18,000	131,432
HSBC Holdings plc (United Kingdom)	6,250	113,352
HSBC Holdings plc - ADR (United Kingdom)	925	84,138
Huntington Bancshares, Inc.	1,650	40,177
KeyCorp	2,075	76,568
M&T Bank Corp.	650	79,248
Marshall & Ilsley Corp.	2,325	109,205
Mitsubishi UFJ Financial Group, Inc. (Japan)	12	169,589
National City Corp.	2,175	78,300
PNC Financial Services Group, Inc.	61,450	4,353,118
Royal Bank of Scotland Group plc (United Kingdom)	12,550	408,340
SanPaolo IMI S.p.A. (Italy)	3,025	53,858
Societe Generale (France)	675	100,695
The Sumitomo Trust & Banking Co. Ltd. (Japan)	18,000	191,102
SunTrust Banks, Inc.	1,050	82,814
TCF Financial Corp.	2,700	72,657
U.S. Bancorp	133,225	4,263,200
UniCredito Italiano S.p.A. (Italy)	29,175	224,506
Wachovia Corp.	73,200	3,925,716
Wells Fargo & Co.	1,800	130,212
Zions Bancorporation	1,425	117,050
		16,591,666

Consumer Finance - 0.02%
Capital One Financial Corp.	875	67,681

Diversified Financial Services - 1.23%
Bank of America Corp.	86,225	4,443,174
Citigroup, Inc.	3,725	179,955
ING Groep N.V. (Netherlands)	4,650	188,741
JPMorgan Chase & Co.	7,275	331,885
Moody's Corp.	3,300	181,104
		5,324,859

Insurance - 0.41%
Allianz AG (Germany)	4,150	651,684
Ambac Financial Group, Inc.	1,975	164,142
American International Group, Inc.	2,925	177,460
Axa (France)	4,550	156,905
MBIA, Inc.	1,175	69,102
Muenchener Rueckver AG (Germany)	2,275	313,460
Principal Financial Group, Inc.	825	44,550
Torchmark Corp.	675	40,817
Willis Group Holdings Ltd. (United Kingdom)	5,125	166,716
		1,784,836

Real Estate Investment Trusts (REITS) - 0.01%
Friedman, Billings, Ramsey Group, Inc. - Class A	3,125	28,687

Thrifts & Mortgage Finance - 0.06%
BankAtlantic Bancorp, Inc. - Class A	8,975	124,573
Flagstar Bancorp, Inc.	6,025	87,724
New York Community Bancorp, Inc.	1,900	31,027
		243,324
Total Financials		34,190,267

Health Care - 10.39%
Biotechnology - 0.22%
Connetics Corp.	25,850	247,643
Millennium Pharmaceuticals, Inc.*	30,612	300,610
Senomyx, Inc.*	12,075	169,171
Solexa, Inc.*	24,825	219,949
		937,373

Health Care Equipment & Supplies - 3.46%
Align Technology, Inc.*	27,775	187,759
Bausch & Lomb, Inc.	67,475	3,191,567
Biomet, Inc.	6,075	200,111
The Cooper Companies, Inc.	83,525	3,691,805
Cyberonics, Inc.*	15,925	341,273
DENTSPLY International, Inc.	101,700	3,183,210
Edwards Lifesciences Corp.*	7,300	322,952
Foxhollow Technologies, Inc.*	25,925	673,791
IntraLase Corp.*	32,700	567,018
Inverness Medical Innovations, Inc.*	19,200	571,008
Kyphon, Inc.*	8,275	281,847
Mentor Corp.	5,275	234,527
OraSure Technologies, Inc.*	63,500	593,090
Wright Medical Group, Inc.*	41,525	914,796
		14,954,754

Health Care Providers & Services - 0.61%
AMN Healthcare Services, Inc.*	28,775	646,286
Cardinal Health, Inc.	2,450	164,150
Cross Country Healthcare, Inc.*	24,350	435,135
Healthways, Inc.*	3,175	170,561
McKesson Corp.	2,600	131,014
Patterson Companies, Inc.*	12,350	410,761
Tenet Healthcare Corp.*	61,525	364,228
Triad Hospitals, Inc.*	7,575	295,198
		2,617,333

Health Care Technology - 1.79%
AMICAS, Inc.*	146,025	429,314
Emdeon Corp.*	526,950	6,339,209
iSOFT Group plc (United Kingdom)	184,000	213,937
Merge Technologies, Inc.*	13,300	94,430
Omnicell, Inc.*	10,900	177,670
WebMD Health Corp. - Class A*	11,050	469,736
		7,724,296

Life Sciences Tools & Services - 1.85%
Affymetrix, Inc.*	167,475	3,612,436
Caliper Life Sciences, Inc.*	50,125	212,029
Charles River Laboratories International, Inc.*	8,625	306,188
PerkinElmer, Inc.	208,700	3,762,861
Xenogen Corp.*	37,250	102,065
		7,995,579

Pharmaceuticals - 2.46%
AstraZeneca plc (United Kingdom)	1,450	88,535
GlaxoSmithKline plc (United Kingdom)	2,800	77,454
Novartis AG - ADR (Switzerland)	163,675	9,201,809
Sanofi-Aventis (France)	1,250	118,860
Sanofi-Aventis - ADR (France)	6,675	316,328
Shire plc (United Kingdom)	7,425	119,754
Takeda Pharmaceutical Co. Ltd. (Japan)	1,700	109,744
Valeant Pharmaceuticals International	34,350	593,568
		10,626,052
Total Health Care		44,855,387

Industrials - 7.23%
Aerospace & Defense - 0.99%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	121,975	4,211,797
Hexcel Corp.*	5,800	83,346
		4,295,143

Air Freight & Logistics - 0.94%
Deutsche Post AG (Germany)	7,175	177,597
TNT N.V. (Netherlands)	10,175	363,616
United Parcel Service, Inc. - Class B	50,850	3,504,073
		4,045,286

Airlines - 1.60%
AirTran Holdings, Inc.*	15,500	194,370
AMR Corp.*	1,825	40,150
Continental Airlines, Inc. - Class B*	1,475	38,851
Deutsche Lufthansa AG (Germany)	11,325	211,324
JetBlue Airways Corp.*	190,500	2,036,445
Southwest Airlines Co.	243,950	4,388,661
		6,909,801

Commercial Services & Supplies - 0.97%
ChoicePoint, Inc.*	1,725	58,926
The Dun & Bradstreet Corp.*	60,925	4,064,916
Herman Miller, Inc.	2,700	76,707
		4,200,549

Construction & Engineering - 0.05%
Hochtief AG (Germany)	2,625	135,950
Quanta Services, Inc.*	5,750	91,770
		227,720

Electrical Equipment - 0.13%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	25,575	330,685
Gamesa Corporacion Tecnologica S.A. (Spain)	8,175	174,367
Plug Power, Inc.*	16,425	66,357
		571,409

Industrial Conglomerates - 2.44%
3M Co.	86,375	6,080,800
Siemens AG (Germany)	3,300	266,332
Sonae S.A. (SGPS) (Portugal)	61,250	96,221
Tyco International Ltd. (Bermuda)	157,125	4,099,391
		10,542,744

Machinery - 0.11%
FANUC Ltd. (Japan)	1,000	83,399
Heidelberger Druckmaschinen AG (Germany)	2,075	85,548
MAN AG (Germany)	3,900	282,428
		451,375
Total Industrials		31,244,027

Information Technology - 13.44%
Communications Equipment - 5.62%
Blue Coat Systems, Inc.*	23,625	339,727
Cisco Systems, Inc.*	551,675	9,847,399
ECI Telecom Ltd.* (Israel)	49,200	329,640
Ixia*	34,500	319,815
Juniper Networks, Inc.*	442,025	5,945,236
Packeteer, Inc.*	39,975	365,771
RADWARE Ltd.* (Israel)	33,225	399,032
Research In Motion Ltd. (RIM)* (Canada)	90,500	5,939,515
Spirent Communications plc* (United Kingdom)	478,775	299,575
Tandberg ASA (Norway)	50,875	475,545
		24,261,255

Computers & Peripherals - 2.09%
Avid Technology, Inc.*	10,450	368,258
EMC Corp.*	851,750	8,645,262
		9,013,520

Electronic Equipment & Instruments - 0.16%
DTS, Inc.*	13,275	247,181
KEYENCE Corp. (Japan)	330	75,339
LoJack Corp.*	22,450	354,935
		677,455

IT Services - 2.47%
Automatic Data Processing, Inc.	145,725	6,376,926
CheckFree Corp.*	1,850	82,325
First Data Corp.	93,200	3,807,220
Fiserv, Inc.*	3,550	154,993
MoneyGram International, Inc.	2,925	89,651
RightNow Technologies, Inc.*	15,000	181,950
		10,693,065

Semiconductors & Semiconductor Equipment - 0.23%
ATI Technologies, Inc.* (Canada)	7,150	143,929
Cabot Microelectronics Corp.*	6,575	195,804
Genesis Microchip, Inc.	28,875	389,813
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	33,070	286,717
		1,016,263

Software - 2.87%
Agile Software Corp.*	36,500	214,255
Amdocs Ltd.* (Guernsey)	19,400	703,832
Borland Software Corp.*	71,175	398,580
Cognos, Inc.* (Canada)	6,900	215,625
Electronic Arts, Inc.*	93,360	4,398,190
Kronos, Inc.*	11,000	319,110
Misys plc (United Kingdom)	27,900	127,022
NAVTEQ Corp.*	7,200	202,896
Quality Systems, Inc.	13,850	458,712
Salesforce.com, Inc.*	12,000	308,400
SAP AG (Germany)	1,300	237,598
Symantec Corp.*	269,250	4,676,873
Take-Two Interactive Software, Inc.*	12,475	133,607
		12,394,700
Total Information Technology		58,056,258

Materials - 1.54%
Chemicals - 1.46%
Arkema* (France)	67	2,596
Bayer AG (Germany)	6,775	333,575
Degussa AG* (Germany)	2,225	128,733
Lonza Group AG (Switzerland)	37,475	2,545,144
Minerals Technologies, Inc.	64,950	3,287,769
		6,297,817

Paper & Forest Products - 0.08%
Sappi Ltd. - ADR (South Africa)	24,700	347,529
Total Materials		6,645,346

Telecommunication Services - 0.85%
Wireless Telecommunication Services - 0.85%
Vodafone Group plc - ADR (United Kingdom)	169,794	3,681,128

Utilities - 3.28%
Electric Utilities - 2.19%
Allegheny Energy, Inc.*	111,425	4,573,996
American Electric Power Co., Inc.	122,050	4,408,446
E.ON AG (Germany)	3,300	398,296
Westar Energy, Inc.	3,850	88,935
		9,469,673

Multi-Utilities - 1.09%
Aquila, Inc.*	46,175	205,017
Suez S.A. (France)	2,575	106,754
Xcel Energy, Inc.	219,750	4,403,790
		4,715,561
Total Utilities		14,185,234

TOTAL COMMON STOCKS
(Identified Cost $269,377,116)		297,107,202

CORPORATE BONDS - 3.29%
Convertible Corporate Bonds - 0.37%
Consumer Discretionary - 0.07%
Hotels, Restaurants & Leisure - 0.07%
Carnival Corp., 2.00%, 4/15/2021	$285,000	312,787

Energy - 0.23%
Energy Equipment & Services - 0.23%
Cooper Cameron Corp. (now known as Cameron International Corp.), 1.50%, 5/15/2024	290,000	448,775
Pride International, Inc., 3.25%, 5/1/2033	155,000	199,175
Schlumberger Ltd., 1.50%, 6/1/2023	170,000	317,687
Total Energy		965,637

Health Care - 0.02%
Pharmaceuticals - 0.02%
Valeant Pharmaceuticals International, 4.00%, 11/15/2013	115,000	100,625

Utilities - 0.05%
Multi-Utilities - 0.05%
Xcel Energy, Inc., 7.50%, 11/21/2007	130,000	214,013

Total Convertible Corporate Bonds
(Identified Cost $1,548,544)		1,593,062

Non-Convertible Corporate Bonds - 2.92%
Consumer Discretionary - 0.79%
Automobiles - 0.32%
General Motors Acceptance Corp., 6.125%, 9/15/2006	965,000	964,099
General Motors Acceptance Corp., 6.125%, 1/22/2008	440,000	432,511
		1,396,610

Media - 0.32%
AOL Time Warner (now known as Time Warner, Inc.), 6.75%, 4/15/2011	500,000	514,547
Comcast Cable Communications, Inc., 6.75%, 1/30/2011	430,000	446,515
The Walt Disney Co., 7.00%, 3/1/2032	380,000	416,642
		1,377,704

Multiline Retail - 0.08%
Target Corp., 5.875%, 3/1/2012	365,000	371,202

Specialty Retail - 0.07%
Lowe's Companies, Inc., 8.25%, 6/1/2010	265,000	290,390
Total Consumer Discretionary		3,435,906

Consumer Staples - 0.07%
Food & Staples Retailing - 0.07%
The Kroger Co., 7.25%, 6/1/2009	140,000	145,407
The Kroger Co., 6.80%, 4/1/2011	145,000	150,176
Total Consumer Staples		295,583

Energy - 0.07%
Oil, Gas & Consumable Fuels - 0.07%
Amerada Hess Corp. (now known as Hess Corp.), 6.65%, 8/15/2011	295,000	305,938

Financials - 0.88%
Capital Markets - 0.20%
Goldman Sachs Capital I, 6.345%, 2/15/2034	425,000	406,369
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	215,000	224,534
Merrill Lynch & Co., Inc., 6.05%, 5/16/2016	225,000	225,503
		856,406

Commercial Banks - 0.34%
PNC Funding Corp., 7.50%, 11/1/2009	280,000	296,108
U.S. Bank National Association, 6.375%, 8/1/2011	575,000	597,205
Wachovia Corp., 5.25%, 8/1/2014	615,000	592,841
		1,486,154

Diversified Financial Services - 0.17%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	565,000	505,803
Citigroup, Inc., 5.00%, 9/15/2014	235,000	222,839
		728,642

Insurance - 0.17%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	435,000	412,485
American International Group, Inc., 4.25%, 5/15/2013	345,000	317,462
		729,947
Total Financials		3,801,149

Health Care - 0.10%
Pharmaceuticals - 0.10%
Abbott Laboratories, 3.50%, 2/17/2009	240,000	229,466
Wyeth[2], 5.50%, 3/15/2013	225,000	221,531
Total Health Care		450,997

Industrials - 0.52%
Aerospace & Defense - 0.05%
Boeing Capital Corp., 6.50%, 2/15/2012	215,000	224,084

Air Freight & Logistics - 0.05%
FedEx Corp., 3.50%, 4/1/2009	240,000	228,181

Airlines - 0.12%
Southwest Airlines Co., 5.25%, 10/1/2014	525,000	497,287

Industrial Conglomerates - 0.14%
General Electric Capital Corp., 6.75%, 3/15/2032	535,000	581,931

Machinery - 0.05%
John Deere Capital Corp., 7.00%, 3/15/2012	205,000	217,766

Road & Rail - 0.11%
CSX Corp., 6.75%, 3/15/2011	320,000	334,235
Union Pacific Corp., 6.65%, 1/15/2011	145,000	150,882
		485,117
Total Industrials		2,234,366

Information Technology - 0.16%
Communications Equipment - 0.16%
Cisco Systems, Inc., 5.25%, 2/22/2011	140,000	138,436
Corning, Inc., 5.90%, 3/15/2014	540,000	541,154
Total Information Technology		679,590

Materials - 0.07%
Metals & Mining - 0.07%
Alcoa, Inc., 7.375%, 8/1/2010	275,000	293,064

Telecommunication Services - 0.07%
Diversified Telecommunication Services - 0.07%
Verizon Wireless Capital LLC, 5.375%, 12/15/2006	300,000	299,935

Utilities - 0.19%
Electric Utilities - 0.11%
Allegheny Energy Supply Co. LLC[3], 8.25%, 4/15/2012	220,000	234,300
American Electric Power Co., Inc., 5.375%, 3/15/2010	230,000	227,816
		462,116

Independent Power Producers & Energy Traders - 0.05%
TXU Energy Co., 7.00%, 3/15/2013	215,000	221,395

Multi-Utilities - 0.03%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	135,000	147,254
Total Utilities		830,765

Total Non-Convertible Corporate Bonds
(Identified Cost $13,031,418)		12,627,293

TOTAL CORPORATE BONDS
(Identified Cost $14,579,962)		14,220,355

U.S. TREASURY SECURITIES - 19.07%
U.S. Treasury Bonds - 9.96%
U.S. Treasury Bond, 7.25%, 8/15/2022	5,000	6,121
U.S. Treasury Bond, 6.00%, 2/15/2026	6,035,000	6,643,684
U.S. Treasury Bond, 5.50%, 8/15/2028	34,810,000	36,349,264

Total U.S. Treasury Bonds
(Identified Cost $42,119,248)		42,999,069

U.S. Treasury Notes - 9.11%
U.S. Treasury Note, 3.00%, 2/15/2008	20,000,000	19,404,680
U.S. Treasury Note, 4.875%, 4/30/2011	20,000,000	19,960,940

Total U.S. Treasury Notes
(Identified Cost $39,388,125)		39,365,620

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $81,507,373)		82,364,689

U.S. GOVERNMENT AGENCIES - 5.09%
Mortgage-Backed Securities - 5.05%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017	2,794	2,772
Fannie Mae, Pool #725793, 5.50%, 9/1/2019	460,944	457,251
Fannie Mae, Pool #725686, 6.50%, 7/1/2034	536,854	545,359
Fannie Mae, TBA[4], 4.50%, 8/15/2021	1,482,000	1,415,310
Fannie Mae, TBA[4], 5.00%, 9/15/2021	1,136,000	1,102,630
Fannie Mae, TBA[4], 5.50%, 8/15/2036	4,034,000	3,916,764
Fannie Mae, TBA[4], 6.00%, 8/15/2036	1,467,000	1,457,374
Fannie Mae, TBA[4], 5.00%, 9/15/2036	2,591,000	2,450,114
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	457,633	453,226
Federal Home Loan Mortgage Corp., Pool #A22067, 6.50%, 5/1/2034	302,001	306,083
Federal Home Loan Mortgage Corp., TBA[4], 4.50%, 8/15/2021	1,597,000	1,520,644
Federal Home Loan Mortgage Corp., TBA[4], 5.00%, 10/15/2021	969,000	939,324
Federal Home Loan Mortgage Corp., TBA[4], 5.00%, 8/15/2036	1,844,000	1,743,155
Federal Home Loan Mortgage Corp., TBA[4], 5.50%, 8/15/2036	2,353,000	2,285,351
Federal Home Loan Mortgage Corp., TBA[4], 6.00%, 8/15/2036	837,000	832,030
GNMA, Pool #631703, 6.50%, 9/15/2034	214,509	218,531
GNMA, TBA[4], 5.50%, 8/15/2036	1,065,000	1,042,369
GNMA, TBA[4], 6.00%, 8/15/2036	630,000	630,000
GNMA, TBA[4], 5.00%, 9/15/2036	520,000	496,275

Total Mortgage-Backed Securities
(Identified Cost $21,724,435)		21,814,562

Other Agencies - 0.04%
Fannie Mae, 4.25%, 7/15/2007	190,000	187,986
Fannie Mae, 5.75%, 2/15/2008	5,000	5,031

Total Other Agencies
(Identified Cost $197,537)		193,017

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $21,921,972)		22,007,579

SHORT-TERM INVESTMENTS - 8.89%
Dreyfus Treasury Cash Management - Institutional Shares	16,403,988	16,403,988
Fannie Mae Discount Note, 8/9/2006	$22,000,000	21,974,871

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $38,378,859)		38,378,859

TOTAL INVESTMENTS - 105.13%
(Identified Cost $425,765,282)		454,078,684

LIABILITIES, LESS OTHER ASSETS - (5.13%)		(22,175,016)

NET ASSETS - 100%		$431,903,668

*Non-income producing security
ADR - American Depository Receipt

1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.
2The coupon rate will increase with every ratings downgrade and decrease with every ratings upgrade. The coupon rate stated is the rate as of July 31, 2006.
3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $234,300, or 0.05%, of the Series' net assets as of July 31, 2006.
4Securities purchased on a forward commitment or when-issued basis. TBA - to be announced.

Federal Tax Information:

On July 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$425,765,282

Unrealized appreciation	$42,562,327
Unrealized depreciation	(14,248,925)

Net unrealized appreciation	$28,313,402

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2006 (unaudited)

	Shares/
Pro-Blend® Maximum Term Series	Principal Amount	Value

COMMON STOCKS - 83.00%

Consumer Discretionary - 11.60%
Auto Components - 0.13%
Autoliv, Inc. (Sweden)	2,375	$133,404
Azure Dynamics Corp.* (Canada)	56,675	45,084
Superior Industries International, Inc.	3,100	56,451
Tenneco, Inc.*	3,100	72,013
		306,952

Automobiles - 0.03%
Bayerische Motoren Werke AG (BMW) (Germany)	1,175	60,689

Diversified Consumer Services - 0.06%
Corinthian Colleges, Inc.*	6,450	86,559
Universal Technical Institute, Inc.*	2,175	43,783
		130,342

Hotels, Restaurants & Leisure - 3.47%
Carnival Corp.	127,750	4,977,140
Club Mediterranee S.A.* (France)	3,775	178,394
International Game Technology	76,600	2,961,356
		8,116,890

Household Durables - 0.07%
Interface, Inc. - Class A*	13,975	171,473

Internet & Catalog Retail - 0.08%
Audible, Inc.*	23,775	177,599

Leisure Equipment & Products - 0.04%
K2, Inc.*	1,475	15,517
Marvel Entertainment, Inc.*	4,575	80,886
		96,403

Media - 6.25%
Acme Communications, Inc.*	12,250	62,475
Cablevision Systems Corp. - Class A	95,750	2,130,437
Comcast Corp. - Class A*	87,450	3,006,531
DreamWorks Animation SKG, Inc. - Class A*	1,875	39,262
The E.W. Scripps Co. - Class A	83,050	3,548,726
GCap Media plc (United Kingdom)	21,725	76,591
Impresa S.A. (SGPS)* (Portugal)	9,075	50,072
Pearson plc (United Kingdom)	11,750	159,552
Playboy Enterprises, Inc. - Class B*	5,175	50,508
Reed Elsevier plc - ADR (United Kingdom)	3,550	141,361
Reuters Group plc (United Kingdom)	18,375	134,881
Scholastic Corp.*	3,725	107,094
Time Warner, Inc.	302,000	4,983,000
Wolters Kluwer N.V. (Netherlands)	4,150	97,739
		14,588,229

Multiline Retail - 0.04%
PPR (France)	625	83,497

Specialty Retail - 1.39%
Build-A-Bear Workshop, Inc.*	5,500	115,940
Douglas Holding AG (Germany)	4,375	197,248
Kingfisher plc (United Kingdom)	610,250	2,786,868
KOMERI Co. Ltd. (Japan)	2,500	78,732
Pier 1 Imports, Inc.	11,475	78,030
		3,256,818

Textiles, Apparel & Luxury Goods - 0.04%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	1,000	100,452
Total Consumer Discretionary		27,089,344

Consumer Staples - 8.93%
Beverages - 2.39%
The Coca-Cola Co.	120,150	5,346,675
Diageo plc (United Kingdom)	2,275	39,985
Heineken N.V. (Netherlands)	1,350	63,469
Kirin Brewery Co. Ltd. (Japan)	6,000	88,982
Scottish & Newcastle plc (United Kingdom)	4,075	40,644
		5,579,755

Food & Staples Retailing - 2.24%
Carrefour S.A. (France)	48,750	3,039,092
Metro AG (Germany)	1,275	72,710
Pathmark Stores, Inc.*	11,575	99,198
Tesco plc (United Kingdom)	6,600	44,317
Wal-Mart Stores, Inc.	44,250	1,969,125
		5,224,442

Food Products - 4.09%
Cadbury Schweppes plc (United Kingdom)	17,725	173,314
Groupe Danone (France)	1,250	165,238
Lancaster Colony Corp.	375	14,370
Nestle S.A. (Switzerland)	11,775	3,859,753
Suedzucker AG (Germany)	2,600	63,027
Unilever plc - ADR (United Kingdom)	220,647	5,271,257
		9,546,959

Household Products - 0.10%
Kao Corp. (Japan)	2,000	51,993
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)	7,075	133,026
Reckitt Benckiser plc (United Kingdom)	1,175	47,141
		232,160

Personal Products - 0.11%
Clarins S.A. (France)	3,695	264,279
Total Consumer Staples		20,847,595

Energy - 7.62%
Energy Equipment & Services - 6.21%
Abbot Group plc (United Kingdom)	36,775	187,691
APL ASA (Norway)	7,175	51,787
Baker Hughes, Inc.	32,400	2,590,380
Cameron International Corp.*	39,450	1,988,674
Compagnie Generale de Geophysique S.A. (CGG)* (France)	2,600	449,295
Hydril Co.*	825	57,148
National-Oilwell Varco, Inc.*	43,586	2,922,005
Pride International, Inc.*	8,625	257,629
Schlumberger Ltd.	55,200	3,690,120
Weatherford International Ltd.*	49,250	2,306,870
		14,501,599

Oil, Gas & Consumable Fuels - 1.41%
BP plc (United Kingdom)	3,450	41,563
Eni S.p.A. (Italy)	6,075	186,294
Forest Oil Corp.*	1,700	56,967
Hess Corp.	53,550	2,832,795
Mariner Energy, Inc.*	1,375	24,764
Royal Dutch Shell plc - Class B (United Kingdom)	1,264	46,533
Total S.A. (France)	1,600	108,818
		3,297,734
Total Energy		17,799,333

Financials - 10.42%
Capital Markets - 3.53%
The Bank of New York Co., Inc.	117,625	3,953,376
The Charles Schwab Corp.	5,400	85,752
Daiwa Securities Group, Inc. (Japan)	4,000	44,700
Deutsche Bank AG (Germany)	1,425	164,930
Franklin Resources, Inc.	975	89,164
Janus Capital Group, Inc.	6,225	100,783
Mellon Financial Corp.[1]	2,550	89,250
Merrill Lynch & Co., Inc.	1,800	131,076
Morgan Stanley	1,450	96,425
Nomura Holdings, Inc. (Japan)	2,300	40,831
SEI Investments Co.	68,875	3,365,232
T. Rowe Price Group, Inc.	2,300	95,013
		8,256,532

Commercial Banks - 4.81%
Aareal Bank AG* (Germany)	3,950	152,963
ABN AMRO Holding N.V. (Netherlands)	11,625	321,745
Barclays plc (United Kingdom)	19,225	225,505
BNP Paribas (France)	1,050	102,189
The Chugoku Bank Ltd. (Japan)	5,000	66,955
Commerzbank AG (Germany)	3,075	108,161
Credit Agricole S.A. (France)	1,950	78,378
Fifth Third Bancorp	1,200	45,768
The Hachijuni Bank Ltd. (Japan)	9,000	65,716
HSBC Holdings plc (United Kingdom)	3,850	69,825
HSBC Holdings plc - ADR (United Kingdom)	575	52,302
Huntington Bancshares, Inc.	2,075	50,526
KeyCorp	2,625	96,862
M&T Bank Corp.	625	76,200
Marshall & Ilsley Corp.	2,175	102,160
Mitsubishi UFJ Financial Group, Inc. (Japan)	6	84,795
National City Corp.	2,675	96,300
PNC Financial Services Group, Inc.	41,725	2,955,799
Royal Bank of Scotland Group plc (United Kingdom)	8,650	281,445
Societe Generale (France)	300	44,753
The Sumitomo Trust & Banking Co. Ltd. (Japan)	9,000	95,551
SunTrust Banks, Inc.	625	49,294
TCF Financial Corp.	3,625	97,549
U.S. Bancorp	99,275	3,176,800
UniCredito Italiano S.p.A. (Italy)	17,750	136,589
Wachovia Corp.	45,025	2,414,691
Wells Fargo & Co.	1,075	77,765
Zions Bancorporation	1,175	96,514
		11,223,100

Consumer Finance - 0.04%
Capital One Financial Corp.	1,125	87,019

Diversified Financial Services - 1.41%
Bank of America Corp.	53,100	2,736,243
Citigroup, Inc.	3,000	144,930
ING Groep N.V. (Netherlands)	2,575	104,518
JPMorgan Chase & Co.	4,325	197,306
Moody's Corp.	2,000	109,760
		3,292,757

Insurance - 0.55%
Allianz AG (Germany)	2,750	431,839
Ambac Financial Group, Inc.	1,175	97,654
American International Group, Inc.	2,225	134,991
Axa (France)	2,675	92,246
MBIA, Inc.	1,575	92,626
Muenchener Rueckver AG (Germany)	1,300	179,120
Principal Financial Group, Inc.	975	52,650
Torchmark Corp.	825	49,888
Willis Group Holdings Ltd. (United Kingdom)	4,675	152,078
		1,283,092

Real Estate Investment Trusts (REITS) - 0.03%
Friedman, Billings, Ramsey Group, Inc. - Class A	7,600	69,768

Thrifts & Mortgage Finance - 0.05%
BankAtlantic Bancorp, Inc. - Class A	4,450	61,766
Flagstar Bancorp, Inc.	3,025	44,044
New York Community Bancorp, Inc.	1,025	16,738
		122,548
Total Financials		24,334,816

Health Care - 13.17%
Biotechnology - 0.30%
Connetics Corp.	15,525	148,729
Millennium Pharmaceuticals, Inc.*	33,000	324,060
Senomyx, Inc.*	5,750	80,558
Solexa, Inc.*	17,800	157,708
		711,055

Health Care Equipment & Supplies - 4.76%
Align Technology, Inc.*	17,875	120,835
Bausch & Lomb, Inc.	41,475	1,961,767
Biomet, Inc.	3,875	127,643
The Cooper Companies, Inc.	86,900	3,840,980
Cyberonics, Inc.*	9,800	210,014
DENTSPLY International, Inc.	75,600	2,366,280
Edwards Lifesciences Corp.*	4,725	209,034
Foxhollow Technologies, Inc.*	15,900	413,241
IntraLase Corp.*	17,150	297,381
Inverness Medical Innovations, Inc.*	12,325	366,545
Kyphon, Inc.*	5,000	170,300
Mentor Corp.	3,400	151,164
OraSure Technologies, Inc.*	39,000	364,260
Wright Medical Group, Inc.*	23,300	513,299
		11,112,743

Health Care Providers & Services - 1.44%
AMN Healthcare Services, Inc.*	18,200	408,772
Cardinal Health, Inc.	1,150	77,050
Cross Country Healthcare, Inc.*	14,950	267,156
Healthways, Inc.*	1,550	83,266
McKesson Corp.	1,500	75,585
Patterson Companies, Inc.*	61,750	2,053,805
Tenet Healthcare Corp.*	36,825	218,004
Triad Hospitals, Inc.*	4,625	180,236
		3,363,874

Health Care Technology - 2.02%
AMICAS, Inc.*	95,600	281,064
Emdeon Corp.*	320,825	3,859,525
iSOFT Group plc (United Kingdom)	110,350	128,304
Merge Technologies, Inc.*	7,775	55,202
Omnicell, Inc.*	6,475	105,543
WebMD Health Corp. - Class A*	6,500	276,315
		4,705,953

Life Sciences Tools & Services - 2.05%
Affymetrix, Inc.*	101,050	2,179,649
Caliper Life Sciences, Inc.*	32,075	135,677
Charles River Laboratories International, Inc.*	6,050	214,775
PerkinElmer, Inc.	122,925	2,216,338
Xenogen Corp.*	18,375	50,347
		4,796,786

Pharmaceuticals - 2.60%
AstraZeneca plc (United Kingdom)	675	41,214
GlaxoSmithKline plc (United Kingdom)	1,725	47,717
Novartis AG - ADR (Switzerland)	92,750	5,214,405
Sanofi-Aventis (France)	837	79,589
Sanofi-Aventis - ADR (France)	4,175	197,853
Shire plc (United Kingdom)	3,500	56,450
Takeda Pharmaceutical Co. Ltd. (Japan)	800	51,644
Valeant Pharmaceuticals International	21,525	371,952
		6,060,824
Total Health Care		30,751,235

Industrials - 8.22%
Aerospace & Defense - 1.08%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	71,725	2,476,664
Hexcel Corp.*	3,475	49,936
		2,526,600

Air Freight & Logistics - 0.98%
Deutsche Post AG (Germany)	3,975	98,390
TNT N.V. (Netherlands)	4,850	173,320
United Parcel Service, Inc. - Class B	29,225	2,013,895
		2,285,605

Airlines - 2.03%
AirTran Holdings, Inc.*	7,650	95,931
AMR Corp.*	1,275	28,050
Continental Airlines, Inc. - Class B*	900	23,706
Deutsche Lufthansa AG (Germany)	6,550	122,223
JetBlue Airways Corp.*	134,375	1,436,469
Southwest Airlines Co.	169,050	3,041,209
		4,747,588

Commercial Services & Supplies - 1.10%
ChoicePoint, Inc.*	2,150	73,444
The Dun & Bradstreet Corp.*	36,775	2,453,628
Herman Miller, Inc.	1,375	39,064
		2,566,136

Construction & Engineering - 0.06%
Hochtief AG (Germany)	1,775	91,928
Quanta Services, Inc.*	3,450	55,062
		146,990

Electrical Equipment - 0.09%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	13,400	173,262
Plug Power, Inc.*	8,200	33,128
		206,390

Industrial Conglomerates - 2.74%
3M Co.	52,575	3,701,280
Siemens AG (Germany)	2,000	161,413
Sonae S.A. (SGPS) (Portugal)	33,275	52,274
Tyco International Ltd. (Bermuda)	95,125	2,481,811
		6,396,778

Machinery - 0.14%
AGCO Corp.*	2,125	48,790
FANUC Ltd. (Japan)	500	41,699
Heidelberger Druckmaschinen AG (Germany)	1,275	52,566
MAN AG (Germany)	2,350	170,181
		313,236
Total Industrials		19,189,323

Information Technology - 16.65%
Communications Equipment - 6.51%
Blue Coat Systems, Inc.*	15,975	229,721
Cisco Systems, Inc.*	357,065	6,373,610
ECI Telecom Ltd.* (Israel)	27,825	186,428
Ixia*	20,725	192,121
Juniper Networks, Inc.*	268,950	3,617,378
Packeteer, Inc.*	23,275	212,966
RADWARE Ltd.* (Israel)	20,325	244,103
Research In Motion Ltd. (RIM)* (Canada)	55,200	3,622,776
Spirent Communications plc* (United Kingdom)	340,875	213,290
Tandberg ASA (Norway)	32,725	305,891
		15,198,284

Computers & Peripherals - 2.34%
Avid Technology, Inc.*	6,425	226,417
EMC Corp.*	516,300	5,240,445
		5,466,862

Electronic Equipment & Instruments - 0.19%
DTS, Inc.*	9,775	182,011
KEYENCE Corp. (Japan)	220	50,226
LoJack Corp.*	13,725	216,992
		449,229

IT Services - 2.96%
Automatic Data Processing, Inc.	88,725	3,882,606
CheckFree Corp.*	1,100	48,950
First Data Corp.	65,675	2,682,824
Fiserv, Inc.*	2,100	91,686
MoneyGram International, Inc.	2,275	69,729
RightNow Technologies, Inc.*	11,925	144,650
		6,920,445

Semiconductors & Semiconductor Equipment - 0.31%
ATI Technologies, Inc.* (Canada)	6,025	121,283
Cabot Microelectronics Corp.*	4,175	124,332
Genesis Microchip, Inc.	17,350	234,225
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	27,905	241,936
		721,776

Software - 4.34%
Agile Software Corp.*	27,750	162,893
Amdocs Ltd.* (Guernsey)	16,675	604,969
Borland Software Corp.*	48,225	270,060
Cognos, Inc.* (Canada)	3,925	122,656
Electronic Arts, Inc.*	56,180	2,646,640
Kronos, Inc.*	6,550	190,016
Misys plc (United Kingdom)	14,250	64,877
NAVTEQ Corp.*	4,325	121,879
Quality Systems, Inc.	8,700	288,144
Salesforce.com, Inc.*	77,325	1,987,252
SAP AG (Germany)	800	146,214
Symantec Corp.*	198,475	3,447,511
Take-Two Interactive Software, Inc.*	7,500	80,325
		10,133,436
Total Information Technology		38,890,032

Materials - 1.81%
Chemicals - 1.73%
Arkema* (France)	40	1,550
Bayer AG (Germany)	3,900	192,021
Degussa AG* (Germany)	1,375	79,554
Lonza Group AG (Switzerland)	22,825	1,550,178
Minerals Technologies, Inc.	43,750	2,214,625
		4,037,928

Paper & Forest Products - 0.08%
Sappi Ltd. - ADR (South Africa)	14,150	199,091
Total Materials		4,237,019

Telecommunication Services - 0.98%
Diversified Telecommunication Services - 0.02%
Telenor ASA - ADR (Norway)	1,300	49,920

Wireless Telecommunication Services - 0.96%
Vodafone Group plc - ADR (United Kingdom)	103,272	2,238,934
Total Telecommunication Services		2,288,854

Utilities - 3.60%
Electric Utilities - 2.33%
Allegheny Energy, Inc.*	67,075	2,753,429
American Electric Power Co., Inc.	66,425	2,399,271
E.ON AG (Germany)	2,075	250,444
Westar Energy, Inc.	1,825	42,158
		5,445,302

Multi-Utilities - 1.27%
Aquila, Inc.*	29,950	132,978
Suez S.A. (France)	1,725	71,515
Xcel Energy, Inc.	137,350	2,752,494
		2,956,987
Total Utilities		8,402,289

TOTAL COMMON STOCKS
(Identified Cost $180,647,746)		193,829,840

U.S. TREASURY BONDS - 10.15%
U.S. Treasury Bond, 5.50%, 8/15/2028
(Identified Cost $23,252,139)	$22,705,000	23,708,992

SHORT-TERM INVESTMENTS - 5.48%
Dreyfus Treasury Cash Management - Institutional Shares	8,788,099	8,788,099
Fannie Mae Discount Note, 8/9/2006	$4,000,000	3,995,431

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $12,783,530)		12,783,530

TOTAL INVESTMENTS - 98.63%
(Identified Cost $216,683,415)		230,322,362

OTHER ASSETS, LESS LIABILITIES - 1.37%		3,210,958

NET ASSETS - 100%		$233,533,320

*Non-income producing security
ADR - American Depository Receipt
1Mellon Financial Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.

Federal Tax Information:

On July 31, 2006, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$216,873,450

Unrealized appreciation	$23,359,843
Unrealized depreciation	(9,910,931)

Net unrealized appreciation	$13,448,912

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

ITEM 2: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds' last fiscal quarter, there have been no changes in the Funds' internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exeter Fund, Inc.

/s/ B. Reuben Auspitz

B. Reuben Auspitz
President & Principal Executive Officer of Exeter Fund, Inc.
September 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz

B. Reuben Auspitz
President & Principal Executive Officer of Exeter Fund, Inc.
September 25, 2006

/s/ Christine Glavin

Christine Glavin
Chief Financial Officer & Principal Financial Officer of Exeter Fund, Inc.
September 25, 2006